N-2 - USD ($)		3 Months Ended									12 Months Ended
		Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017 [12]
Cover [Abstract]
Entity Central Index Key											0001644771
Amendment Flag											false
Document Type											N-CSR
Entity Registrant Name											RiverNorth Capital and Income Fund, Inc.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses	As a Percentage of Offering Price
Sales Load	–%*
Offering Expenses Borne by the Fund	–%*
Dividend Reinvestment Plan Fees(1)	–*
Preferred Shares Offering Expenses Borne by the Fund (as a percentage of net assets attributable to Common Shares)	–%*
*	The applicable prospectus supplement to be used in connection with any sales of Common Shares or Preferred Shares will set forth any applicable sales load and the estimated offering expenses borne by the Fund under an Offering.
(1)	There will be no brokerage charges with respect to Common Shares issued directly by the Fund under the dividend reinvestment plan. You will pay brokerage charges in connection with Open-Market Purchases or if you direct the plan agent to sell your Common Shares held in a dividend reinvestment account.

Sales Load [Percent]	[1]										0.00%
Dividend Reinvestment and Cash Purchase Fees	[1],[2]										$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[1]										0.00%
Other Transaction Expense 2 [Percent]	[1]										0.00%
Annual Expenses [Table Text Block]

Annual Expenses	As a Percentage of Net Assets Attributable to Common Shares (Assuming the Use of Leverage Equal to 0% of the Fund’s Managed Assets)
Management fee(2)	1.25%
Leverage costs (3)	0.11%
Other expenses(4)	2.99%
Acquired fund fees and expenses(5)	0.04%
Total annual expenses	4.39%
(2)	The Fund has agreed to pay the Adviser a management fee payable on a monthly basis at the annual rate of 1.25% of the Fund’s average monthly Managed Assets for the service it provides. With leverage, Managed Assets are greater in amount than net assets, because Managed Assets include assets attributable to the Fund’s use of leverage. In addition, the mark-to-market value of the Fund’s derivatives will be used for purposes of calculating Managed Assets. The management fee of 1.25% of the Fund’s Managed Assets represents 1.25% of net assets attributable to Common Shares assuming the use of leverage in an amount of 0% of the Fund’s Managed Assets as of June 30, 2026.
(3)	“Leverage costs” are estimated to reflect actual leverage outstanding as of June 30, 2026 and estimated interest and associated costs. Actual leverage costs incurred in the future may be higher or lower as the actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of leverage and variations in market interest rates. See “Use of Leverage.”
(4)	Includes $1,016,089 of loan service fees in connection with the Fund’s investments in Alternative Credit Instruments as of June 30, 2026. Loan service fees relate to the Fund’s investment in Square Loans and are not related to any leverage expenses. The loan service fees are the cost associated with the originator’s ongoing collection and remittance of payments related to the Alternative Credit Instruments.
(5)	The “Acquired fund fees and expenses” disclosed above are based on the expense ratios as of June 30, 2026 of the underlying funds in which the Fund has invested, which may change substantially over time and, therefore, significantly affect “Acquired fund fees and expenses.” These amounts are based on the total expense ratio disclosed in each underlying fund’s most recent shareholder report. “Acquired fund fees and expenses” are not charged directly to the Fund, but rather reflect the estimated pro rata portion of the underlying funds’ fees attributable to the Fund’s investments in shares of the underlying funds. The 0.04% shown as “Acquired fund fees and expenses” reflects estimated operating expenses of the underlying funds and transaction-related fees. Certain underlying funds in which the Fund invests generally charge a management fee of 0.50% to 1.20%, which are included in “Acquired fund fees and expenses,” as applicable. Acquired fund fees and expenses are borne indirectly by the Fund, but they are not reflected in the Fund’s financial statements; and the information presented in the table will differ from that presented in the Fund’s financial highlights.

Management Fees [Percent]	[3]										1.25%
Interest Expenses on Borrowings [Percent]	[4]										0.11%
Acquired Fund Fees and Expenses [Percent]	[5]										0.04%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[6]										2.99%
Total Annual Expenses [Percent]											4.39%
Expense Example [Table Text Block]

Example(6)

The example illustrates the expenses you would pay on a $1,000 investment in Common Shares, assuming (1) that the Fund incurs total annual expenses of 4.39% of its net assets in years 1 through 10 and (2) a 5% annual return.

	1 year	3 years	5 years	10 years
Total Expenses Incurred	$44	$133	$223	$453

The example should not be considered a representation of future expenses. Actual expenses may be greater or less than those assumed.

(6)	The example does not include sales load or estimated offering costs and considers the expense limitation only for the periods in which it is in effect. The example should not be considered a representation of future expenses. The example assumes that the estimated “Other expenses” set forth in the table are accurate and that all dividends and distributions are reinvested at NAV and that the Fund is engaged in leverage of 0% of Managed Assets, assuming interest and fees on leverage of 0%. The interest and fees on leverage is expressed as an interest rate and represents interest and fees payable on the BNP Credit Agreement (defined below). Actual expenses may be greater or less than those shown. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example.

Expense Example, Year 01	[7]										$ 44
Expense Example, Years 1 to 3	[7]										133
Expense Example, Years 1 to 5	[7]										223
Expense Example, Years 1 to 10	[7]										$ 453
Purpose of Fee Table , Note [Text Block]

The following table shows estimated Fund expenses as a percentage of net assets attributable to Common Shares. The purpose of the table above and the example below is to help you understand the fees and expenses that you, as a Common Shareholder, would bear directly or indirectly. The expenses shown in the table and related footnotes, along with the example, are based on the Fund’s capital structure as of June 30, 2026. Actual expenses may be greater or less than those shown below. The expenses shown in the table under “Other Expenses” and “Total annual expenses” assume that the Fund has not issued any additional Common Shares.

Management Fee not based on Net Assets, Note [Text Block]											The Fund has agreed to pay the Adviser a management fee payable on a monthly basis at the annual rate of 1.25% of the Fund’s average monthly Managed Assets for the service it provides. With leverage, Managed Assets are greater in amount than net assets, because Managed Assets include assets attributable to the Fund’s use of leverage. In addition, the mark-to-market value of the Fund’s derivatives will be used for purposes of calculating Managed Assets. The management fee of 1.25% of the Fund’s Managed Assets represents 1.25% of net assets attributable to Common Shares assuming the use of leverage in an amount of 0% of the Fund’s Managed Assets as of June 30, 2026.
Acquired Fund Fees and Expenses, Note [Text Block]											The “Acquired fund fees and expenses” disclosed above are based on the expense ratios as of June 30, 2026 of the underlying funds in which the Fund has invested, which may change substantially over time and, therefore, significantly affect “Acquired fund fees and expenses.” These amounts are based on the total expense ratio disclosed in each underlying fund’s most recent shareholder report. “Acquired fund fees and expenses” are not charged directly to the Fund, but rather reflect the estimated pro rata portion of the underlying funds’ fees attributable to the Fund’s investments in shares of the underlying funds. The 0.04% shown as “Acquired fund fees and expenses” reflects estimated operating expenses of the underlying funds and transaction-related fees. Certain underlying funds in which the Fund invests generally charge a management fee of 0.50% to 1.20%, which are included in “Acquired fund fees and expenses,” as applicable. Acquired fund fees and expenses are borne indirectly by the Fund, but they are not reflected in the Fund’s financial statements; and the information presented in the table will differ from that presented in the Fund’s financial highlights.
Acquired Fund Fees Estimated, Note [Text Block]											The 0.04% shown as “Acquired fund fees and expenses” reflects estimated operating expenses of the underlying funds and transaction-related fees.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

Period/Fiscal Year Ended	Senior Securities	Total Amount Outstanding(1)	Asset Coverage(2)(3)	Involuntary Liquidation Preference per Unit	Average Market Value Per Unit(4)
June 30, 2026	Credit Facility	$–	$–	$–	$–
June 30, 2025	Credit Facility	$–	$–	$–	$–
June 30, 2024	Credit Facility	$7,500,000	$15,430	$–	$–
	Series A Preferred Stock	$41,400,000	$66	$25.00	$25.00
June 30, 2023	Credit Facility	$1,000,000	$109,177	$–	$–
	Series A Preferred Stock	$41,400,000	$65	$25.00	25.00
June 30, 2022	Credit Facility	$–	$–	$–	$–
	Series A Preferred Stock	$41,400,000	$65	$25.00	$25.42
June 30, 2021	Credit Facility	$11,500,000	$12,546	$–	$–
	Series A Preferred Stock	$41,400,000	$80	$25.00	$25.25
June 30, 2020	Credit Facility	$–	$–	$–	$–
	Series A Preferred Stock	$41,400,000	$86	$25.00	$25.18
June 30, 2019	Credit Facility	$–	$–	$–	$–
	Series A Preferred Stock	$41,400,000	$133	$25.00	$25.22
June 30, 2018	Credit Facility	$35,000,000	$9,621	$–	$–
	Series A Preferred Stock	$41,400,000	$182	$25.00	$25.24
June 30, 2017(5)	Credit Facility	$–	$–	$–	$–

(1)	Principal amount outstanding represents the principal amount owed by the Fund to lenders under credit facility arrangements in place at the time.
(2)	The asset coverage ratio for the Credit Facility is calculated by subtracting the Fund’s total liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness then outstanding, and then multiplying by $1,000.
(3)	The asset coverage ratio for a class of senior securities representing stock is calculated as the Fund’s total assets, less all liabilities and indebtedness not represented by the Fund’s senior securities, divided by secured senior securities representing indebtedness plus the aggregate of the involuntary liquidation preference of secured senior securities which are stock. With respect to the Series A Preferred Stock, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding Preferred Stock (based on a liquidation preference of $25).
(4)	Represents the average of the daily closing market price per share as reported on the NYSE during the respective period.
(5)	For the period September 22, 2016, commencement of operations, to June 30, 2017.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective

The Fund’s current investment objective is to seek a high level of current income. There have been no changes in the Fund’s investment objectives since the prior disclosure date that have not been approved by shareholders. However, effective on October 27, 2026, the Fund’s investment objective will change from an objective to seek a high level of current income to an objective to seek total return through a combination of income generation and capital appreciation.

Principal Investment Strategies and Policies

Effective July 1, 2026, the Fund terminated the Loan Purchasing and Servicing Agreement with Square Financial Services, Inc. Accordingly, the Fund will transition away from investments in Alternative Credit Instruments (as defined below) and will redeploy its assets into an “Enhanced Equity” strategy in addition to the other strategies described herein and in the Fund’s Prospectus. More details related to the new Enhanced Equity strategy and appurtenant risks are described herein.

Under normal market conditions, the Fund seeks to achieve its investment objectives by investing, directly or indirectly, in credit instruments, including a portfolio of securities of specialty finance and other financial companies that the Adviser believes offer attractive opportunities for income. These companies may include, but are not limited to, banks, thrifts, finance companies, lending platforms, business development companies (“BDCs”), real estate investment trusts (“REITs”), special purpose acquisition companies (“SPACs”), private investment funds (private funds that are exempt from registration under Sections 3(c)(1) and 3(c)(7) of the Investment Company Act of 1940, as amended (the “1940 Act”)), registered closed-end investment companies, brokerage and advisory firms, insurance companies and financial holding companies. Together, these types of companies are referred to as “financial institutions.” The Fund’s investments in hedge funds and private equity funds that are exempt from registration under Sections 3(c)(1) and 3(c)(7) of the 1940 Act will be limited to no more than 15% of the Fund’s assets. The Fund may also invest in common equity, preferred equity, convertible securities and warrants of these institutions. “Managed Assets” means the total assets of the Fund, including assets attributable to leverage, minus liabilities (other than debt representing leverage and any preferred stock that may be outstanding).

The Fund may invest in income-producing securities of any maturity and credit quality, including below investment grade, and equity securities, including exchange-traded funds and registered closed-end funds. Below investment grade securities are commonly referred to as “junk” or “high yield” securities and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. Such income-producing securities in which the Fund may invest may include, without limitation, corporate debt securities, U.S. government debt securities, short-term debt securities, asset backed securities, exchange-traded notes, loans, including secured and unsecured senior loans, Alternative Credit (as defined below), collateralized loan obligations (“CLOs”) and other structured finance securities, and cash and cash equivalents.

The Fund’s alternative credit investments may be made through a combination of: (i) investing in loans to SMEs; (ii) investing in notes or other pass-through obligations issued by an alternative credit platform (or an affiliate) representing the right to receive the principal and interest payments on an Alternative Credit investment (or fractional portions thereof) originated through the platform (“Pass-Through Notes”); (iii) purchasing asset-backed securities representing ownership in a pool of Alternative Credit; (iv) investing in private investment funds that purchase Alternative Credit, (v) acquiring an equity interest in an alternative credit platform (or an affiliate); and (vi) providing loans, credit lines or other extensions of credit to an alternative credit platform (or an affiliate) (the foregoing listed investments are collectively referred to herein as the “Alternative Credit Instruments”). Subject to the limitations in the Fund’s prospectus and statement of additional information, the Fund may invest without limit in any of the foregoing types of Alternative Credit Instruments and the Fund’s investments in private investment funds that invest in Alternative Credit will be limited to no more than 10% of the Fund’s Managed Assets. The Alternative Credit in which the Fund typically invests are newly issued and/or current as to interest and principal payments at the time of investment. As a fundamental policy (which cannot be changed without the approval of the holders of a majority of the outstanding voting securities of the Fund), the Fund does not invest in Alternative Credit that are of subprime quality at the time of investment. The Fund considers an SME loan to be of “subprime quality” if the likelihood of repayment on such loan is determined by the Adviser based on its due diligence and the credit underwriting policies of the originating platform to be similar to that of consumer loans that are of subprime quality. The Fund does not currently have any intention to invest in Alternative Credit originated from lending platforms based outside the United States or made to non-U.S. borrowers. However, the Fund may in the future invest in such Alternative Credit and will provide updated disclosures prior to making such investments. Unless the context suggests otherwise, all references to loans generally in this disclosure refer to Alternative Credit.

Alternative Credit Instruments are generally not rated by the nationally recognized statistical rating organizations (“NRSROs”). Such unrated instruments, however, are considered to be comparable in quality to securities falling into any of the ratings categories used by such NRSROs to classify “junk” bonds. Accordingly, the Fund’s unrated Alternative Credit Instrument investments constitute highly risky and speculative investments similar to investments in “junk” bonds, notwithstanding that the Fund is not permitted to invest in loans that are of subprime quality at the time of investment. The Alternative Credit Instruments in which the Fund may invest may have varying degrees of credit risk. There can be no assurance that payments due on underlying Alternative Credit investments will be made. At any given time, the Fund’s portfolio may be substantially illiquid and subject to increased credit and default risk. If a borrower is unable to make its payments on a loan, the Fund may be greatly limited in its ability to recover any outstanding principal and interest under such loan. The Shares therefore should be purchased only by investors who could afford the loss of the entire amount of their investment.

Percentage limitations described within this report regarding the Fund’s investment strategies and policies are as of the time of investment by the Fund and may be exceeded on a going-forward basis as a result of market value fluctuations of the Fund’s portfolio investments to the extent the Fund’s investments in hedge funds and private equity funds that are exempt from registration under Sections 3(c)(1) and 3(c)(7) of the 1940 Act are limited to no more than 15% of the Fund’s assets.

To the extent any affiliate of the Adviser or the Fund (“Affiliated Broker”) receives any fee, payment, commission or other financial incentive of any type (“Broker Fees”) in connection with the purchase and sale of securities by the Fund, such Broker Fees will be subject to policies and procedures adopted by the Board of Directors pursuant to Section 17(e) and Rule 17e-1 of the 1940 Act. These policies and procedures include quarterly review by the Board of Directors of any such payments. Among other things, Section 17(e) and those procedures provide that, when acting as broker for the Fund in connection with the purchase or sale of securities to or by the Fund, an affiliated broker may not receive any compensation exceeding the following limits: (1) if the transaction is effected on a securities exchange, the compensation may not exceed the “usual and customary broker’s commission” (as defined in Rule 17e-1 under the 1940 Act); (2) in the case of the purchase of securities by the Fund in connection with a secondary distribution, the compensation cannot exceed 2% of the sale price; and (3) the compensation for transactions otherwise effected cannot exceed 1% of the purchase or sale price. Rule 17e-1 defines a “usual and customary broker’s commission” as one that is fair compared to the commission received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. Notwithstanding the foregoing, no Affiliated Broker will receive any undisclosed fees from the Fund in connection with any transaction involving the Fund and such Affiliated Broker, and to the extent any transactions involving the Fund are effected by an Affiliated Broker, such Affiliated Broker’s Broker Fees for such transactions shall be limited in accordance with Section 17(e)(2) of the 1940 Act and the Fund’s policies and procedures concerning Affiliated Brokers.

Specialty Finance Companies.

Specialty finance companies and other financial companies invest in a wide range of securities and financial instruments, including but not limited to private debt and equity, secured and unsecured debt, trust preferred securities, subordinated debt, and preferred and common equity as well as other equity-linked securities. These various securities offer distinct risk/reward features which may be more or less attractive during different points in the market cycle. Under normal market conditions, the Adviser will invest the Fund’s Managed Assets in specialty finance companies with exposure to some or all of these kinds of securities.

Specialty finance companies provide capital or financing to businesses within specified market segments. These companies are often distinguished by their market specializations which allow them to focus on the specific financial needs of their clients. Specialty finance companies often engage in asset-based and other forms of non-traditional financing activities. While they generally compete against traditional financial institutions with broad product lines and, often, greater financial resources, specialty finance companies seek competitive advantage by focusing their attention on market niches, which may provide them with deeper knowledge of their target market and its needs. Specialty finance companies include mortgage specialists to certain consumers, equipment leasing specialists to certain industries and equity or debt-capital providers to certain small businesses. Specialty finance companies often utilize tax-efficient or other non-traditional structures, such as BDCs and REITs.

Alternative Credit.

The Fund intends to primarily invest in whole loans originated by alternative credit platforms.

General. Alternative credit is often referred to as “peer-to-peer” lending, which term originally reflected the initial focus of the industry on individual investors and consumer loan borrowers. In addition, the alternative credit platforms may retain on their balance sheets a portion of the loan portfolios they originate. In alternative credit, loans are originated through online platforms that provide a marketplace that matches small- and mid-sized companies and other borrowers seeking loans with investors willing to provide the funding for such loans. Since its inception, the industry has grown to include substantial involvement of institutional investors. These borrowers may seek such loans for a variety of different purposes, ranging, for example, from loans to fund elective medical procedures to loans for franchise financing. The procedures through which borrowers obtain loans can vary between platforms, and between the types of loans (e.g., consumer versus SME). The Fund intends to hold its Alternative Credit investments until maturity.

The Alternative Credit in which the Fund typically invests are newly issued and/or current as to interest and principal payments at the time of investment. A small number of alternative credit platforms originate a substantial portion of their Alternative Credit investments in the United States. The Adviser intends to continue to build relationships and enter into agreements with additional platforms. However, if there are not sufficient qualified loan requests through any platform, the Fund may be unable to deploy its capital in a timely or efficient manner. In such event, the Fund may be forced to invest in cash, cash equivalents, or other assets that fall within its investment policies that are generally expected to offer lower returns than the Fund’s target returns from investments in Alternative Credit. The Fund enters into purchase agreements with platforms, which outline, among other things, the terms of the loan purchase, loan servicing, the rights of the Fund to assign the loans and the remedies available to the parties. Although the form of these agreements is similar to those typically available to all investors, institutional investors such as the Fund (unlike individual retail investors) have an opportunity to negotiate some of the terms of the agreement. In particular, the Fund has greater negotiating power related to termination provisions and custody of the Fund’s account(s) relative to other investors due to the restrictions placed on the Fund by the 1940 Act, of which the platforms are aware. Pursuant to such agreements, the platform or a third-party servicer will typically service the loans, collecting payments and distributing them to the Fund, less any servicing fees, and the servicing entity, unless directed by the Fund, typically will make all decisions regarding acceleration or enforcement of the loans following any default by a borrower. The Fund seeks to have a backup servicer in case any platform or third-party servicer ceases or fails to perform the servicing functions, which the Fund expects will mitigate some of the risks associated with a reliance on platforms or third-party servicers for servicing of the Alternative Credit.

In the United States, a platform may be subject to extensive regulation, oversight and examination at both the federal and state level, and across multiple jurisdictions if it operates its business nationwide. Accordingly, platforms are generally subject to various securities, lending, licensing and consumer protection laws. In addition, courts have recently considered the regulatory environment applicable to alternative credit platforms and purchasers of Alternative Credit. In light of recent decisions, if upheld and widely applied, certain alternative credit platforms could be required to restructure their operations and certain loans previously made by them through funding banks may not be enforceable, whether in whole or in part, by investors holding such loans or such loans would be subject to diminished returns and/or the platform subject to fines and penalties. As a result, large amounts of Alternative Credit purchased by the Fund (directly or indirectly) could become unenforceable or subject to diminished returns, thereby causing losses for Shareholders.

Alternative Credit and Pass-Through Notes. As noted above, the underlying Alternative Credit origination processes employed by each platform may vary significantly. The principal amount of each loan is advanced to the borrower by a bank (the “funding bank”). The operator of the platform may purchase the loan from the funding bank at par using the funds of multiple lenders and then issues to each such lender at par a Pass-Through Note of the operator (or an affiliate of the operator) representing the right to receive the lender’s proportionate share of all principal and interest payments received by the operator from the borrower on the loan funded by such lender (net of the platform servicing fees). As an alternative, certain operators (including most SME lenders) do not engage funding banks but instead extend their loans directly to the borrowers.

The platform operator typically will service the loans it originates and will maintain a separate segregated deposit account into which it will deposit all payments received from the obligors on the loans. Upon identification of the proceeds received with respect to a loan and deduction of applicable fees, the platform operator forwards the amounts owed to the lenders or the holders of any related Pass-Through Notes, as applicable.

A platform operator is not obligated to make any payments due on Alternative Credit or Pass-Through Notes (except to the extent that the operator actually receives payments from the borrower on the related loan). Accordingly, lenders and investors assume all of the credit risk on the loans they fund through a Pass-Through Note purchased from a platform operator and are not entitled to recover any deficiency of principal or interest from the platform operator if the underlying borrower defaults on its payments due with respect to a loan. In addition, a platform operator is generally not required to repurchase Alternative Credit from a lender or purchaser except under very narrow circumstances, such as in cases of verifiable identity fraud by the borrower. As loan servicer, the platform operator or an affiliated entity typically has the ability to refer any delinquent Alternative Credit to a collection agency (which may impose additional fees and costs that are often as high, or higher in some cases, as 35% of any recovered amounts). The Fund itself will not directly enter into any arrangements or contracts with the collection agencies (and, accordingly, the Fund does not currently anticipate it would have, under current law and existing interpretations, substantial risk of liability for the actions of such collection agencies). At the same time, the relatively low principal amounts of Alternative Credit often make it impracticable for the platform operator to commence legal proceedings against defaulting borrowers. Alternative Credit may be secured (generally in the case of SME loans and real estate-related loans) or unsecured. For example, real estate Alternative Credit may be secured by a deed of trust, mortgage, security agreement or legal title to real estate. There can be no assurance that any collateral pledged to secure Alternative Credit can be liquidated quickly or at all or will generate proceeds sufficient to offset any defaults on such loan.

Generally, the Alternative Credit in which the Fund invests will fully amortize and will not be interest-only. However, in some sectors (e.g., real estate-related loans), the loans may be interest-only with the principal to be paid at the end of the term. An active secondary market for the Alternative Credit does not currently exist and an active market for the Alternative Credit may not develop in the future. Borrowers of Alternative Credit electronically execute each of the loan documents prepared in connection with the applicable loan, binding the borrower to the terms of the loan, which include the provision that the loan may be transferred to another party.

Asset-Backed Securities. The Fund also may invest in Alternative Credit, through special purpose vehicles (“SPVs”) established solely for the purpose of holding assets (e.g., commercial loans) and issuing securities (“asset-backed securities”) secured only by such underlying assets (which practice is known as securitization). The Fund may invest, for example, in an SPV that holds a pool of loans originated by a particular platform. The SPV may enter into a service agreement with the operator or a related entity to ensure continued collection of payments, pursuit of delinquent borrowers and general interaction with borrowers in much the same manner as if the securitization had not occurred.

The SPV may issue multiple classes of asset-backed securities with different levels of seniority. The more senior classes will be entitled to receive payment before the subordinate classes if the cash flow generated by the underlying assets is not sufficient to allow the SPV to make payments on all of the classes of the asset-backed securities. Accordingly, the senior classes of asset-backed securities receive higher credit ratings (if rated) whereas the subordinated classes have higher interest rates. In general, the Fund may invest in both rated senior classes of asset-backed securities as well as unrated subordinated (residual) classes of asset-backed securities. The subordinated classes of asset-backed securities in which the Fund may invest are typically considered to be an illiquid and highly speculative investment, as losses on the underlying assets are first absorbed by the subordinated classes.

The value of asset-backed securities, like that of traditional fixed-income securities, typically increases when interest rates fall and decreases when interest rates rise. However, asset-backed securities differ from traditional fixed-income securities because they generally will be subject to prepayment based upon prepayments received by the SPV on the loan pool. The price paid by the Fund for such securities, the yield the Fund expects to receive from such securities and the weighted average life of such securities are based on a number of factors, including the anticipated rate of prepayment of the underlying assets.

Private Investment Funds. The Fund may invest up to 10% of its Managed Assets in private investment funds that invest in Alternative Credit. Under one such fund structure, the platform operator may form (i) an investment fund that offers partnership interests or similar securities to investors on a private placement basis, and (ii) a subsidiary that acts as the investment fund’s general partner and investment manager. The investment fund then applies its investors’ funds to purchase Alternative Credit originated on the platform (or portions thereof) from the operator. As an investor in an investment fund, the Fund would hold an indirect interest in a pool of Alternative Credit and would receive distributions on its interest in accordance with the fund’s governing documents. This structure is intended to create diversification and to reduce operator credit risk for the investors in the investment fund by enabling them to invest indirectly in Alternative Credit through the private investment fund rather than directly from the operator of the platform.

Other Investments in Alternative Credit Instruments. The Fund may invest in the equity securities and/or debt obligations of platform operators (or their affiliates), which may provide these platforms and their related entities with the financing needed to support their lending business. An equity interest in a platform or related entity represents ownership in such company, providing voting rights and entitling the Fund, as a shareholder, to a share in the company’s success through dividends and/or capital appreciation. A debt investment made by the Fund could take the form of a loan, convertible note, credit line or other extension of credit made by the Fund to a platform operator. The Fund would be entitled to receive interest payments on its investment and repayment of the principal at a set maturity date or otherwise in accordance with the governing documents.

The Fund also may wholly-own or otherwise control certain pooled investment vehicles which hold Alternative Credit and/or other Alternative Credit Instruments, which pooled investment vehicle may be formed and managed by the Adviser (a “Subsidiary”). Each Subsidiary may invest in Alternative Credit and other instruments that the Fund may hold directly. As of the date of this report, the Fund did not own any Subsidiaries.

Business Development Companies.

BDCs are a type of closed-end fund regulated under the 1940 Act, whose shares are typically listed for trading on a U.S. securities exchange. BDCs typically invest in and lend to small and medium-sized private and certain public companies that may not have access to public equity markets for capital raising. Oftentimes, financing a BDC includes an equity-like investment such as warrants or conversion rights, creating an opportunity for the BDC to participate in capital appreciation in addition to the interest income earned from its debt investments. The interest earned by a BDC flows through to investors in the form of a dividend, normally without being taxed at the BDC entity level. BDCs invest in such diverse industries as healthcare, chemical and manufacturing, technology and service companies. BDCs are unique in that at least 70% of their investments must be made in private and certain public U.S. businesses, and BDCs are required to make available significant managerial assistance to their portfolio companies. Unlike corporations, BDCs are not taxed on income distributed to their shareholders provided they comply with the applicable requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The securities of BDCs, which are required to distribute substantially all of their income on an annual basis to investors in order to not be subject to entity level taxation, often offer a yield advantage over securities of other issuers, such as corporations, that are taxed on income at the entity level and are able to retain all or a portion of their income rather than distributing it to investors. The Fund invests primarily in BDC shares which are trading in the secondary market on a U.S. securities exchange but may, in certain circumstances, invest in an initial public offering of BDC shares or invest in certain debt instruments issued by BDCs. The Fund is not limited with respect to the specific types of BDCs in which it invests. The Fund will indirectly bear its proportionate share of any management and other expenses, and of any performance based or incentive fees, charged by the BDCs in which it invests, in addition to the expenses paid by the Fund.

Closed-End Funds.

Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. The risks of investment in closed-end funds typically reflect the risk of the types of securities in which the funds invest. Investments in closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their net asset value (“NAV”) per share. Closed-end funds come in many varieties and can have different investment objectives, strategies and investment portfolios. They also can be subject to different risks, volatility and fees and expenses. Although closed-end funds are generally listed and traded on an exchange, the degree of liquidity, or ability to be bought and sold, will vary significantly from one closed-end fund to another based on various factors including, but not limited to, demand in the marketplace. The Fund may also invest in shares of closed-end funds that are not listed on an exchange. Such non-listed closed-end funds are subject to certain restrictions on redemptions and no secondary market exists. As a result, such investments should be considered illiquid. When the Fund invests in shares of a closed-end fund, shareholders of the Fund bear their proportionate share of the closed-end fund’s fees and expenses, as well as their share of the Fund’s fees and expenses.

REITs and Other Mortgage-Related Securities.

REITs are financial vehicles that pool investors’ capital to invest primarily in income-producing real estate or real estate-related loans or interests. REIT shares are typically listed for trading in the secondary market on a U.S. securities exchange. REITs can generally be classified as “Mortgage REITs,” “Equity REITs” and “Hybrid REITs.” Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. The Fund focuses its Mortgage REIT investments in companies that invest primarily in U.S. Agency, prime-rated and commercial mortgage securities. U.S. Agency securities include securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents, royalties and lease payments. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Some REITs which are classified as Equity REITs provide specialized financing solutions to their clients in the form of sale-lease back transactions and triple net lease financing. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs.

Debt securities issued by REITs are, for the most part, general and unsecured obligations and are subject generally to risks associated with REITs. Distributions received by the Fund from REITs may consist of dividends, capital gains and/or return of capital. REITs are not taxed on income distributed to their shareholders provided they comply with the applicable requirements of the Internal Revenue Code. Similar to BDCs, the securities of REITs, which are required to distribute substantially all of their income to investors in order to not be subject to entity level taxation, often offer a yield advantage over securities of other issuers, such as corporations, that are taxed on income at the entity level and are able to retain all or a portion of their income rather than distributing it to investors. Many of these distributions, however, will not generally qualify for favorable treatment as qualified dividend income. To the extent, however, the Fund designates dividends it pays to its shareholders as “section 199A dividends” such shareholder may be eligible for a 20% deduction with respect to such dividends. The amount of section 199A dividends that the Fund may pay and report to its shareholders is limited to the excess of the ordinary REIT dividends, other than capital gain dividends and portions of REIT dividends designated as qualified dividend income, that the Fund receives from REITs for a taxable year over the Fund’s expenses allocable to such dividends.

The Fund invests primarily in REIT shares which are trading in the secondary market on a U.S. securities exchange but may, in certain circumstances, invest in an initial public offering of REIT shares or invest in certain debt instruments issued by REITs. The Fund is not limited with respect to the specific types of REITs in which it invests. The Fund will indirectly bear its proportionate share of any management and other operating expenses charged by the REITs in which it invests, in addition to the expenses paid by the Fund.

Other mortgage-related securities in which the Fund may invest include debt instruments which provide periodic payments consisting of interest and/or principal that are derived from or related to payments of interest and/or principal on underlying mortgages. Additional payments on mortgage-related securities may be made out of unscheduled prepayments of principal resulting from the sale of the underlying property or from refinancing or foreclosure, net of fees or costs that may be incurred.

The Fund may invest in commercial mortgage-related securities issued by corporations. These are securities that represent an interest in, or are secured by, mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments, hotels and motels, nursing homes, hospitals and senior living centers. They may pay fixed or adjustable rates of interest. The commercial mortgage loans that underlie commercial mortgage-related securities have certain distinct risk characteristics. Commercial mortgage loans generally lack standardized terms, which may complicate their structure. Commercial properties themselves tend to be unique and difficult to value. Commercial mortgage loans tend to have shorter maturities than residential mortgage loans and may not be fully amortizing, meaning that they may have a significant principal balance, or “balloon” payment, due on maturity. In addition, commercial properties, particularly industrial and warehouse properties, are subject to environmental risks and the burdens and costs of compliance with environmental laws and regulations.

The Fund also may invest in mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), mortgage dollar rolls, CMO residuals (other than residual interests in real estate mortgage investment conduits), stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

In addition, the Fund may invest in other types of asset-backed securities that are offered in the marketplace. Other asset-backed securities may be collateralized by the fees earned by service providers. The value of asset-backed securities may be substantially dependent on the servicing of the underlying asset pools and are therefore subject to risks associated with the negligence of, or defalcation by, their servicers. In certain circumstances, the mishandling of related documentation may also affect the rights of the security holders in and to the underlying collateral. The insolvency of entities that generate receivables or that utilize the underlying assets may result in added costs and delays in addition to losses associated with a decline in the value of the underlying assets.

Special Purpose Acquisition Companies (SPACs).

SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less an amount to cover expenses) in U.S. government securities, money market fund securities and cash. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Accordingly, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Certain SPACs may seek acquisitions only in limited industries or regions, which may increase the volatility of their prices. If an acquisition that meets the requirements for the SPAC is not completed within a predetermined period of time, the invested funds are returned to the entity’s shareholders. Investments in SPACs may be illiquid and/or be subject to restrictions on resale. To the extent the SPAC is invested in cash or similar securities, this may impact a Fund’s ability to meet its investment objective.

Private Investment Funds.

Private Investment Funds may require large minimum investments and impose stringent investor qualification criteria that are intended to limit their direct investors mainly to institutions such as endowments and pension funds. By investing in private investment funds, the Fund can offer shareholders access to certain asset managers that may not be otherwise available to them. The Fund seeks to leverage the relationships of the Adviser to gain access to private investment funds on terms consistent with those offered to similarly-sized institutional investors. Furthermore, the Fund believes that investments in private investment funds offer opportunities for moderate income and growth as well as lower correlation to equity markets but will also be less liquid.

Collateralized Loan Obligations.

CLOs are securitization vehicles that pool a diverse portfolio of primarily below investment grade U.S. senior secured loans. Such pools of underlying assets are often referred to as a CLO’s “collateral.” While the vast majority of the portfolio of most CLOs consists of senior secured loans, many CLOs enable the CLO collateral manager to invest up to 10% of the portfolio in assets that are not first lien senior secured loans, including second lien loans, unsecured loans, senior secured bonds and senior unsecured bonds.

CLOs are generally required to hold a portfolio of assets that is highly diversified by underlying borrower and industry, and is subject to a variety of asset concentration limitations. Most CLOs are revolving structures that generally allow for reinvestment over a specific period of time (typically 3 to 5 years). In cash flow CLOs, the terms and covenants of the structure are, with certain exceptions, based primarily on the cash flow generated by, and the par value (as opposed to the market price) of, the collateral. These covenants include collateral coverage tests, interest coverage tests and collateral quality tests.

CLOs fund the purchase of a portfolio of primarily senior secured loans via the issuance of CLO equity and debt in the form of multiple, primarily floating-rate debt, tranches. The CLO debt tranches typically are rated “AAA” (or its equivalent) at the most senior level down to “BB” or “B” (or its equivalent), which is below investment grade, at the most junior level by Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings Services (“S&P”) and/or Fitch, Inc. The CLO equity tranche is unrated and typically represents approximately 8% to 11% of a CLO’s capital structure. A CLO’s equity tranche represents the first loss position in the CLO.

Since a CLO’s indenture requires that the maturity dates of a CLO’s assets (typically 5 to 8 years from the date of issuance of a senior secured loan) be shorter than the maturity date of the CLO’s liabilities (typically 11 to 12 years from the date of issuance), CLOs generally do not face refinancing risk on the CLO debt.

Other Financial Companies.

The principal industry groups of financial companies include banks, savings institutions, brokerage firms, investment management companies, insurance companies, holding companies of the foregoing and companies that provide related services to such companies. Banks and savings institutions provide services to customers such as demand, savings and time deposit accounts and a variety of lending and related services. Brokerage firms provide services to customers in connection with the purchase and sale of securities. Investment management companies provide investment advisory and related services to retail customers, high net-worth individuals and institutions. Insurance companies provide a wide range of commercial, life, health, disability, personal property and casualty insurance products and services to businesses, governmental units, associations and individuals.

Equity Securities.

Equity securities may include common stocks that either are required to and/or customarily distribute a large percentage of their current earnings as dividends. Common stock represents an equity ownership interest in a company, providing voting rights and entitling the holder to a share of the company’s success through dividends and/or capital appreciation. In the event of liquidation, common stockholders have rights to a company’s remaining assets after bond holders, other debt holders and preferred stockholders have been paid in full. Typically, common stockholders are entitled to one vote per share to elect the company’s board of directors (although the number of votes is not always directly proportional to the number of shares owned). Common stockholders also receive voting rights regarding other company matters such as mergers and certain important company policies such as issuing securities to management. Common stocks fluctuate in price in response to many factors, including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Investment Grade Debt Securities.

Investment grade bonds of varying maturities issued by governments, corporations and other business entities are fixed or variable rate debt obligations, including bills, notes, debentures, money market instruments and similar instruments and securities. Bonds generally are used by corporations as well as by governments and other issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity. Certain bonds are “perpetual” in that they have no maturity date.

Non-Investment Grade Debt Securities.

Fixed income securities of below-investment grade quality are commonly referred to as “high-yield” or “junk” bonds. Generally, such lower quality debt securities offer a higher current yield than is offered by higher quality debt securities, but also (i) will likely have some quality and protective characteristics that, in the judgment of the rating agencies, are outweighed by large uncertainties or major risk exposures to adverse conditions and (ii) are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. Below-investment grade debt securities are rated below “Baa” by Moody’s below “BBB” by S&P, comparably rated by another NRSRO or, if unrated, determined to be of comparable quality by the Adviser.

Mortgage-Backed Securities.

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property and include single- and multi-class pass-through securities and collateralized mortgage obligations. U.S. government mortgage-backed securities include mortgage-backed securities issued or guaranteed as to the payment of principal and interest (but not as to market value) by the Government National Mortgage Association (also known as Ginnie Mae), the Federal National Mortgage Association (also known as Fannie Mae), the Federal Home Loan Mortgage Corporation (also known as Freddie Mac) or other government-sponsored enterprises. Other mortgage-backed securities are issued by private issuers. Private issuers are generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. Payments of principal and interest (but not the market value) of such private mortgage-backed securities may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but with some form of non-government credit enhancement. Non-governmental mortgage-backed securities may offer higher yields than those issued by government entities, but may also be subject to greater price changes than governmental issues.

Some mortgage-backed securities, such as collateralized mortgage obligations, make payments of both principal and interest at a variety of intervals; others make semi-annual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Stripped mortgage-backed securities are created when the interest and principal components of a mortgage-backed security are separated and sold as individual securities. In the case of a stripped mortgage-backed security, the holder of the principal-only, or “PO,” security receives the principal payments made by the underlying mortgage, while the holder of the interest-only, or “IO,” security receives interest payments from the same underlying mortgage.

Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties. These securities often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund’s portfolio at the time the Fund receives the prepayments for reinvestment.

Residential mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of assets which include all types of residential mortgage products.

Asset-Backed Securities.

Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of assets such as, among other things, motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (credit card) agreements or a combination of the foregoing. These assets are securitized through the use of trusts and special purpose corporations. Credit enhancements, such as various forms of cash collateral accounts or letters of credit, may support payments of principal and interest on asset-backed securities. Although these securities may be supported by letters of credit or other credit enhancements, payment of interest and principal ultimately depends upon individuals paying the underlying loans or accounts, which payment may be adversely affected by general downturns in the economy. Asset-backed securities are subject to the same risk of prepayment described above with respect to mortgage-backed securities. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments, however, is greater for asset-backed securities than for mortgage-backed securities.

Other Securities.

New financial products continue to be developed and the Fund may invest in any products that may be developed to the extent consistent with its investment objectives and the regulatory and federal tax requirements applicable to investment companies.

Enhanced Equity Investment Strategy

The “Enhanced Equity” investment strategy combines broad U.S. equity market exposure with opportunistic investments designed to seek enhanced returns (or total/additional returns). The Fund obtains equity market exposure primarily through derivatives, including equity index futures, total return swaps and other instruments linked to broad-based equity indices. The Fund also invests in pre-merger SPACs, including units, common shares and warrants, seeking to generate additional returns through trust-value arbitrage, redemptions, warrant appreciation and other event-driven opportunities. Assets not invested in SPACs may be invested in U.S. Treasury securities, cash and other short-term, high-quality instruments to provide collateral, liquidity and income. The Fund may also opportunistically invest in other securities consistent with its investment objective and may utilize leverage for investment and other purposes, such as for financing the repurchase of its Common Shares or to otherwise provide the Fund with liquidity.

Effective October 27, 2026, the Fund interprets the phrase “Capital and Income” in its name to describe a total return investment approach that seeks both income generation and capital appreciation. Investments qualify if they are reasonably expected to contribute to either component of the Fund’s investment objective.

Use of Leverage

This section has been revised since the prior disclosure date to reflect the termination of the Pershing Credit Agreement (as defined below) and certain non-material updates.

The Fund has utilized, and intends to continue to utilize, leverage for investment and other purposes, such as for financing the repurchase of its Shares or to otherwise provide the Fund with liquidity.

Under the 1940 Act, the Fund may utilize leverage through the issuance of preferred stock in an amount up to 50% of its total assets and/or through borrowings and/or the issuance of notes or debt securities (collectively, “Borrowings”) in an aggregate amount of up to 33-1/3% of its total assets. The Fund anticipates that its leverage will vary from time to time, based upon changes in market conditions and variations in the value of the portfolio’s holdings; however, the Fund’s leverage will not exceed the limitations set forth under the 1940 Act. As a result of the continuous offering of Common Shares and the quarterly repurchases of Common Shares pursuant to the Fund’s repurchase policy, the Fund’s leverage ratio will increase or decrease as a result of the changes in net assets attributable to Common Shares.

On December 24, 2020, the Fund entered into a prime brokerage agreement for margin financing with Pershing LLC as lender (the “Pershing Credit Agreement”). The Fund did not borrow under the Pershing Credit Agreement for the year ended June 30, 2026 and had no borrowings outstanding under the Pershing Credit Agreement as of June 30, 2026. Additionally, on February 6, 2026, the Fund terminated the Pershing Credit Agreement.

On March 9, 2023, the Fund entered into a credit agreement with BNP Paribas (the “BNP Credit Agreement” or the “Credit Facility”). The BNP Credit Agreement permits the Fund to borrow funds that are collateralized by assets held at BNP Paribas pursuant to the BNP Credit Agreement. Under the terms of the BNP Credit Agreement, the Fund may borrow up to $15,000,000 bearing an interest rate of the Overnight Bank Funding Rate plus a fixed rate determined by the securities pledged as collateral. Any unused portion of the BNP Credit Agreement is subject to a commitment fee of 0.50% of the unused portion of the facility until a utilization of 80% or greater is met. During the Fund’s utilization period during the year ended June 30, 2026, the Fund did not borrow under the BNP Credit Agreement. At June 30, 2026, there were no borrowings outstanding under the BNP Credit Agreement.

The Fund does not currently have preferred securities outstanding but may in the future issue additional types of preferred securities to increase Fund’s leverage.

There is no assurance that the Fund will increase the amount of its leverage or that, if additional leverage is utilized, it will be successful in enhancing the level of the Fund’s current distributions. It is also possible that the Fund will be unable to obtain additional leverage. If the Fund is unable to increase its leverage after the issuance of additional Shares pursuant to the Fund’s prospectus, there could be an adverse impact on the return to Shareholders.

Under the 1940 Act, the Fund generally is not permitted to incur Borrowings unless immediately after the Borrowing the value of the Fund’s total assets less liabilities other than the principal amount represented by Borrowings is at least 300% of such principal amount. Also, under the 1940 Act and as noted above, the Fund is not permitted to issue preferred stock unless immediately after such issuance the value of the Fund’s asset coverage is at least 200% of the liquidation value of the outstanding preferred stock (i.e., such liquidation value may not exceed 50% of the Fund’s asset coverage). Upon the issuance of preferred stock, the Fund intends, to the extent possible, to purchase or redeem its preferred stock from time to time to the extent necessary in order to maintain coverage of any preferred stock of at least 200%. In addition, as a condition to obtaining ratings on the preferred stock, the terms of any preferred stock issued are expected to include asset coverage maintenance provisions which will require the redemption of the preferred stock in the event of non-compliance by the Fund and also may prohibit dividends and other distributions on the Common Shares in such circumstances. In order to meet redemption requirements, the Fund may have to liquidate portfolio securities. Such liquidations and redemptions would cause the Fund to incur related transaction costs and could result in capital losses to the Fund.

Furthermore, the Fund is not permitted to declare any cash dividend or other distribution on its Common Shares, or repurchase its Common Shares, unless, at the time of such declaration or repurchase, the Borrowings have an asset coverage of at least 300% and the preferred stock has an asset coverage of at least 200% after deducting the amount of such dividend, distribution or purchase price (as the case may be). Any prohibitions on dividends and other distributions on the Common Shares could impair the Fund’s ability to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends, to the extent possible, to prepay all or a portion of the principal amount of any outstanding Borrowing or purchase or redeem any outstanding shares of preferred stock to the extent necessary in order to maintain the required asset coverage. If preferred stock is outstanding, preferred shareholders, voting separately, are entitled to elect two of the Fund’s directors. The remaining directors of the Fund are elected by common shareholders and preferred shareholders voting together as a single class. In the event the Fund would fail to pay dividends on its preferred stock for two years, the preferred shareholders would be entitled to elect a majority of the directors of the Fund.

The requirements and restrictions with respect to the Fund’s preferred stock may be more stringent than those imposed by the 1940 Act, which may include certain restrictions imposed by guidelines of one or more rating agencies which issue ratings for the Fund’s preferred stock; however, it is not anticipated that they will impede the Adviser from managing the Fund’s portfolio and repurchase policy in accordance with the Fund’s investment objective and policies. Nonetheless, in order to adhere to such requirements and restrictions, the Fund may be required to take certain actions, such as reducing its Borrowings and/or redeeming shares of its preferred stock with the proceeds from portfolio transactions at what might be an inopportune time in the market. Such actions could incur transaction costs as well as reduce the net earnings or returns to shareholders over time. In addition to other considerations, to the extent that the Fund believes that these requirements and restrictions would impede its ability to meet its investment objective or its ability to qualify as a regulated investment company, the Fund will not incur additional Borrowings or issue preferred stock.

In general, Borrowings may be at a fixed or floating rate and are typically based upon short-term rates. The Borrowings in which the Fund may incur from time to time may be secured by mortgaging, pledging or otherwise subjecting as security the assets of the Fund. Certain types of Borrowings may result in the Fund being subject to covenants in credit agreements relating to asset coverage and portfolio composition requirements. Generally, covenants to which the Fund may be subject include affirmative covenants, negative covenants, financial covenants, and investment covenants. An example of an affirmative covenant would be one that requires the Fund to send its annual audited financial report to the lender. An example of a negative covenant would be one that prohibits the Fund from making any amendments to its fundamental policies. An example of a financial covenant is one that would require the Fund to maintain a 3:1 asset coverage ratio. An example of an investment covenant is one that would require the Fund to limit its investment in a particular asset class. As noted above, the Fund may need to liquidate its investments when it may not be advantageous to do so in order to satisfy such obligations or to meet any asset coverage requirements (pursuant to the 1940 Act or otherwise). As the Fund’s portfolio will be substantially illiquid, any such disposition or liquidation could result in substantial losses to the Fund.

The terms of the Fund’s Borrowings may also contain provisions which limit certain activities of the Fund, including the payment of dividends to shareholders in certain circumstances, and the Fund may be required to maintain minimum average balances with the lender or to pay a commitment or other fee to maintain a line of credit. Any such requirements will increase the cost of Borrowing over the stated interest rate.

In addition, certain types of Borrowings may involve the rehypothecation of the Fund’s securities. Furthermore, the Fund may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for the short-term corporate debt securities issued by the Fund. Any Borrowing will likely be ranked senior or equal to all other Borrowings of the Fund and the rights of lenders to the Fund to receive interest on and repayment of principal of any Borrowings will likely be senior to those of the shareholders. Further, the 1940 Act grants, in certain circumstances, to the lenders to the Fund certain voting rights in the event of default in the payment of interest on or repayment of principal. In the event that such provisions would impair the Fund’s status as a regulated investment company under the Internal Revenue Code, the Fund, subject to its ability to liquidate its portfolio, intends to repay the Borrowings.

The Fund also may borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions which otherwise might require untimely dispositions of Fund securities.

So long as the rate of return, net of applicable Fund expenses, on the Fund’s portfolio investments purchased with Borrowings or the proceeds from the issuance of preferred stock exceeds the then-current interest or payment rate and other costs on such Borrowings or preferred stock, the Fund will generate more return or income than will be needed to pay such interest or dividend payments and other costs. In this event, the excess will be available to pay higher dividends to shareholders. If the net rate of return on the Fund’s investments purchased with Borrowings or the proceeds from the issuance of preferred stock does not exceed the costs of such Borrowings or preferred stock, the return to shareholders will be less than if leverage had not been used. In such case, the Adviser, in its best judgment, nevertheless may determine to maintain the Fund’s leveraged position if it expects that the benefits to the shareholders of maintaining the leveraged position will outweigh the current reduced return. Under normal market conditions, the Fund anticipates that it will be able to invest the proceeds from leverage at a higher rate of return than the costs of leverage, which would enhance returns to shareholders. In addition, the cost associated with any issuance and use of leverage is borne by the shareholders and results in a reduction of the NAV of the Common Shares. Such costs may include legal fees, audit fees, structuring fees, commitment fees and a usage (borrowing) fee.

The Fund may be subject to certain restrictions on investments imposed by lenders or by one or more rating agencies that may issue ratings for any senior securities issued by the Fund. Borrowing covenants or rating agency guidelines may impose asset coverage or Fund composition requirements that are more stringent than those imposed on the Fund by the 1940 Act. Since the holders of common stock pay all expenses related to the use of leverage, such use of leverage would create a greater risk of loss for the Fund’s Common Shares than if leverage is not used.

The Fund may enter into derivatives or other transactions (e.g., total return swaps) that may provide leverage (other than through borrowings or the issuance of Preferred Shares). The Fund may also invest in reverse repurchase agreements, total return swaps and derivatives or other transactions with leverage embedded in them in a limited manner or subject to a limit on leverage risk calculated based on value-at-risk, as required by Rule 18f-4 under the 1940 Act. These transactions entail additional expenses (e.g., transaction costs) which are borne by the Fund.

These types of transactions have the potential to increase returns to Common Shareholders, but they also involve additional risks. The additional leverage will increase the volatility of the Fund’s investment portfolio and could result in larger losses than if the transactions were not entered into. However, to the extent that the Fund enters into offsetting transactions or owns positions covering its obligations, the leveraging effect is expected to be reduced or eliminated.

The use of leverage is a speculative technique and investors should note that there are special risks and costs associated with the leveraging of the Common Shares. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed. When leverage is employed, the NAV and the yield to shareholders will be more volatile. Leverage creates a greater risk of loss, as well as potential for more gain, for the Shares than if leverage is not used. In addition, the Adviser is paid more if the Fund uses leverage, which creates a conflict of interest for the Adviser.

Risk Factors [Table Text Block]

Risk Factors

Investing in the Fund involves certain risks relating to its structure and investment objective. You should carefully consider these risk factors, together with all of the other information included in this report, before deciding whether to make an investment in the Fund. An investment in the Fund may not be appropriate for all investors, and an investment in the Common Shares of the Fund should not be considered a complete investment program.

The risks set forth below are not the only risks of the Fund, and the Fund may face other risks that have not yet been identified, which are not currently deemed material or which are not yet predictable. If any of the following risks occur, the Fund’s financial condition and results of operations could be materially adversely affected. In such case, the Fund’s NAV and the trading price of its securities could decline, and you may lose all or part of your investment.

In connection with the changes to the Fund’s investment objective and principal investment strategies described above, the Fund has become subject to additional risks associated with the Enhanced Equity strategy, including the addition of the following principal risk factors: Swap Agreements Risk, Counterparty Risk, Equity Market Exposure Risk, Correlation and Tracking Risk, Associated Risks of Pre-Merger SPACs, SPAC Redemption and Trust Value Risk, Warrant Risk, Post Combination SPAC Warrant Risk, Event-Driven Investment Risk, Collateral Management Risk, and Rule 18f-4 Derivatives Regulatory Risk. Because the Fund will also continue to hold its existing Alternative Credit Instruments originated through Square until maturity or earlier repayment, certain risks associated with the former Alternative Credit strategy will continue to apply during the transition period. As those investments mature or are repaid and the Fund’s exposure to Alternative Credit declines, the significance of those risks is expected to decline correspondingly.

Additionally, certain risk factors included below have been updated since the prior disclosure date to reflect certain non-material updates, and new risk factors regarding artificial intelligence and shareholder activism have been added.

Investment Strategy Risks:

Derivatives Risk. The Fund’s use of derivatives, including futures, options, swaps and other instruments that provide exposure to equity markets, involves risks different from, and potentially greater than, those associated with investing directly in securities. Changes in the value of a derivative may not correlate perfectly with the underlying reference asset or index, and derivatives may be subject to liquidity, valuation, leverage and counterparty risks. Derivatives may result in losses that exceed the amount invested and may increase the volatility of the Fund’s NAV. The Fund’s use of derivatives may not be successful and could cause the Fund to underperform its benchmark or similar funds.

Swap Agreements Risk. The Fund may obtain equity market exposure through total return swaps and other swap agreements. Swap agreements are subject to the risk that the counterparty will fail to perform its obligations. Swaps also involve the risk that the Fund may be unable to terminate or replace a swap position at an advantageous time or price. Adverse changes in market conditions, financing costs or the creditworthiness of a counterparty could negatively affect the value of swap positions and the Fund’s performance.

Counterparty Risk. The Fund will be exposed to the risk that a counterparty to a derivative transaction, securities lending arrangement or other financial contract will be unwilling or unable to perform its obligations. A counterparty’s default, bankruptcy or insolvency could result in delays in recovery, losses to the Fund, increased transaction costs and disruption of the Fund’s investment strategy.

Equity Market Exposure Risk. The Fund intends to maintain exposure to broad U.S. equity markets through derivative instruments. As a result, the Fund’s performance will be affected by movements in equity markets generally. Equity markets may decline significantly in response to economic, political, market, public health or other developments. The value of the Fund’s investments may fluctuate, sometimes rapidly and unpredictably, causing investors to lose money.

Correlation and Tracking Risk. The Fund’s derivative positions are intended to provide exposure that approximates the performance of one or more equity market indices. However, there can be no assurance that the Fund’s derivative exposure will closely track the performance of any index. Differences in pricing, transaction costs, financing costs, market disruptions, position limits, collateral requirements, portfolio management decisions and other factors may cause the Fund’s performance to differ from that of the applicable index.

Associated Risks of Pre-Merger SPACs. The Fund may invest in units, common shares and warrants of pre-merger SPACs. Public stockholders of SPACs may not be afforded a meaningful opportunity to vote on a proposed initial merger because certain stockholders, including stockholders affiliated with the management of the SPAC, may have sufficient voting power, and a financial incentive, to approve such a transaction without support from public stockholders. As a result, a Pre-Merger SPAC may complete a merger even though a majority of its public stockholders do not support such a merger. There is no guarantee that the SPACs in which the Fund invests will complete a merger or that any mergers that are completed will be profitable. Some SPACs may pursue mergers only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale. SPACs may also encounter intense competition from other entities having a similar business objective, such as private investors or investment vehicles and other SPACs, competing for the same merger opportunities, which could make completing an attractive merger more difficult. In certain circumstances, the Fund may continue to hold the warrants and rights of companies that were issued by a SPAC after the relevant merger occurs. In addition, the Fund may invest in vehicles formed by SPAC sponsors to hold founder shares, which may be subject to forfeiture or expire worthless and which generally have more limited liquidity than SPAC shares issued in an initial public offering.

SPAC Redemption and Trust Value Risk. The Fund’s SPAC strategy relies in part on the ability to acquire SPAC securities at prices that the Adviser believes are attractive relative to trust or redemption value. There can be no assurance that SPAC securities will trade at such prices or that anticipated redemption opportunities will be available. Changes in market conditions, interest rates, transaction costs or SPAC structures could reduce returns from the Fund’s SPAC investment strategy.

Warrant Risk. SPAC warrants and other warrants may be highly speculative and volatile investments. Warrants may expire worthless and often experience greater price fluctuations than the underlying securities. The value of a warrant may decline due to changes in market conditions, volatility, interest rates, the passage of time or expectations regarding a future business combination. Warrants may also be less liquid than the underlying securities.

Post-Combination SPAC Warrant Risk. Although the Fund generally does not expect to hold SPAC common shares after the point at which redemption rights are available, the Fund may retain warrants after a business combination when the Adviser believes they continue to offer attractive value. Companies resulting from SPAC business combinations may be unseasoned and may have limited trading histories, limited track records of public reporting and less widely available research coverage. Their securities may therefore be subject to extreme price volatility and speculative trading. Any significant price appreciation in the post-combination company may not continue, and a decline in the value of the underlying common stock could adversely affect, and potentially cause a substantial or complete loss in, the value of warrants held by the Fund.

Event-Driven Investment Risk. The Fund may invest in securities whose value is influenced by anticipated corporate events, including mergers, acquisitions, restructurings and other transactions. If an anticipated event does not occur, is delayed or is completed on terms that are less favorable than expected, the Fund may experience losses. Event-driven investments may also be subject to liquidity and market risks.

Collateral Management Risk. The Fund expects to invest a portion of its assets in cash, U.S. Treasury securities and other short-term instruments to support its derivative positions and maintain liquidity. The returns generated by these investments may be lower than expected and may not be sufficient to offset expenses or losses associated with other components of the Fund’s strategy. Changes in interest rates and market conditions may adversely affect the value and yield of collateral investments.

Rule 18f-4 and Derivatives Regulatory Risk. The Fund’s use of derivatives is subject to Rule 18f-4 under the 1940 Act and other applicable regulatory requirements. Compliance with these requirements may limit the Fund’s ability to use derivatives, increase operational costs or otherwise restrict the implementation of the Fund’s investment strategy. Changes in laws, regulations or regulatory interpretations could adversely affect the Fund and its shareholders.

Asset-Backed Securities Risks. Asset-backed securities often involve risks that are different from or more acute than risks associated with other types of debt instruments. For instance, asset-backed securities may be particularly sensitive to changes in prevailing interest rates. In addition, the underlying assets are subject to prepayments that shorten the securities’ weighted average maturity and may lower their return. Asset-backed securities are also subject to risks associated with their structure and the nature of the assets underlying the security and the servicing of those assets. Payment of interest and repayment of principal on asset-backed securities is largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other credit enhancements. The values of asset-backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with the negligence by, or defalcation of, their servicers. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer credit laws with respect to the assets underlying these securities, which may give the debtor the right to avoid or reduce payment. In addition, due to their often complicated structures, various asset-backed securities may be difficult to value and may constitute illiquid investments. If many borrowers on the underlying Alternative Credit default, losses could exceed the credit enhancement level and result in losses to investors in asset-backed securities.

An investment in subordinated (residual) classes of asset-backed securities is typically considered to be an illiquid and highly speculative investment, as losses on the underlying assets are first absorbed by the subordinated classes. The risks associated with an investment in such subordinated classes of asset-backed securities include credit risk, regulatory risk pertaining to the Fund’s ability to collect on such securities, platform performance risk and liquidity risk.

CLO Risk. The Fund’s investments in CLOs may be riskier than a direct investment in the debt or other securities of the underlying companies. When investing in CLOs, the Fund may invest in any level of a CLO’s subordination chain, including subordinated (lower-rated) tranches and residual interests (the lowest tranche). CLOs are typically highly levered and therefore, the junior debt and equity tranches that the Fund may invest in are subject to a higher risk of total loss and deferral or nonpayment of interest than the more senior tranches to which they are subordinated. In addition, the Fund will generally have the right to receive payments only from the CLOs, and will generally not have direct rights against the underlying borrowers or entities that sponsored the CLOs. Furthermore, the investments the Fund makes in CLOs are at times thinly traded or have only a limited trading market. As a result, investments in such CLOs may be characterized as illiquid securities.

Closed-End Investment Companies Risk. The Fund invests in closed-end investment companies, including shares of closed-end funds that are trading at a discount to NAV or at a premium to NAV. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease.

In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the NAV of the Fund’s Common Shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund.

BDCs are a type of closed-end investment company that generally invest in less mature U.S. private companies or thinly traded U.S. public companies which involve greater risk than well-established publicly-traded companies. While BDCs are expected to generate income in the form of dividends, certain BDCs during certain periods of time may not generate such income. The Fund will indirectly bear its proportionate share of any management fees and other operating expenses incurred by closed-end funds and BDCs in which it invests, and of any performance-based or incentive fees payable by the BDCs in which it invests, in addition to the expenses paid by the Fund.

Corporate Debt Risks. Corporate debt securities are long and short-term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper). The Adviser considers corporate debt securities to be of investment grade quality if they are rated BBB or higher by S&P or Baa or higher by Moody’s, or if unrated, determined by the Adviser to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than in higher rated categories. The Fund may invest in both secured and unsecured corporate bonds. An unsecured bond may have a lower recovery value than a secured bond in the event of a default by its issuer.

Credit and Interest Rate Analysis Risk. The Adviser is reliant in part on the borrower credit information provided to it or assigned by the platforms when selecting instruments for investment. To the extent a credit rating is assigned to each borrower by a platform, such rating may not accurately reflect the borrower’s actual creditworthiness. A platform may be unable, or may not seek, to verify all of the borrower information obtained by it, which it may use to determine such borrower’s credit rating. Borrower information on which platforms and lenders may rely may be outdated. In addition, certain information that the Adviser would otherwise seek may not be available, such as financial statements and other financial information. Furthermore, the Adviser may be unable to perform any independent follow-up verification with respect to a borrower to the extent the borrower’s name, address and other contact information is required to remain confidential. There is risk that a borrower may have supplied false or inaccurate information.

Although the Adviser conducts diligence on the credit scoring methodologies used by platforms from which the Fund purchases instruments, the Fund typically will not have access to all of the data that platforms utilize to assign credit scores to particular loans purchased directly or indirectly by the Fund, and will not confirm the truthfulness of such information or otherwise evaluate the basis for the platform’s credit score of those loans. In addition, the platforms’ credit decisions and scoring models are based on algorithms that could potentially contain programming or other errors or prove to be ineffective or otherwise flawed. This could adversely affect loan pricing data and approval processes and could cause loans to be mispriced or misclassified, which could ultimately have a negative impact on the Fund’s performance.

The interest rates on loans established by the platforms may have not been appropriately set. A failure to set appropriate rates on the loans may adversely impact the ability of the Fund to receive returns on its instruments that are commensurate with the risks associated with directly or indirectly owning such instruments. In addition, certain other information used by the platforms and the Adviser in making loan and investment decisions may be deficient and/or incorrect, which increases the risk of loss on the loan.

Default Risk. The ability of the Fund to generate income through its investment in loans is dependent upon payments being made by the borrower underlying such instruments. If a borrower is unable to make its payments on a loan, the Fund may be greatly limited in its ability to recover any outstanding principal and interest under such loan.

Fixed Income Securities Risks. The Fund may invest in fixed income securities. Fixed income securities generally represent the obligation of an issuer to repay to the investor (or lender) the amount borrowed plus interest over a specified time period. Fixed income securities increase or decrease in value based on changes in interest rates. If rates increase, the value of the fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. The issuer of a fixed income security may not be able to make interest and principal payments when due. This risk is increased in the case of issuers of high yield securities, also known as “junk bonds.” Securities of certain U.S. Government sponsored entities are neither issued nor guaranteed by the U.S. Government. Fixed income risks include components of the following additional risks:

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation, which could result in a loss to the Fund. The Fund may invest in securities that are rated in the lowest investment grade category. Issuers of these securities are more vulnerable to changes in economic conditions than issuers of higher-grade securities. As a result of the credit profile of the borrowers and the interest rates on the Fund’s investment in loans, the delinquency and default experience on these instruments may be significantly higher than those experienced by financial products arising from traditional sources of lending. Shareholders are urged to consider the highly risky nature of the credit quality of the Fund’s investment in loans when analyzing an investment in the Shares.

High Yield Securities/Junk Bond Risk. The Fund may invest in high yield securities, also known as “junk bonds.” High yield securities are not considered to be investment grade. High yield securities may provide greater income and opportunity for gain, but entail greater risk of loss of principal. High yield securities are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. The market for high yield securities is generally less active than the market for higher quality securities. This may limit the ability of the Fund to sell high yield securities at the price at which it is being valued for purposes of calculating NAV.

Government Risk. The U.S. government’s guarantee of ultimate payment of principal and timely payment of interest on certain U.S. government securities owned by the Fund does not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate. In addition, securities issued by Freddie Mac, Fannie Mae and Federal Home Loan Banks are not obligations of, or insured by, the U.S. Government. If a U.S. government agency or instrumentality in which the Fund invests defaults and the U.S. government does not stand behind the obligation, the Fund’s share price could fall. All U.S. government obligations are subject to interest rate risk.

Interest Rate Risk. The Fund’s share price and total return will vary in response to changes in interest rates. If rates increase, the value of the Fund’s investments generally will decline, as will the value of a shareholder’s investment in the Fund. Securities with longer maturities tend to produce higher yields, but are more sensitive to changes in interest rates and are subject to greater fluctuations in value. A rise in interest rates may negatively impact the Fund’s future income relating to leverage, as the Fund will be required to earn more income on its investments to recoup any increased costs of leverage.

Interest rates in the United States and many other countries have experienced significant volatility in recent periods and may continue to fluctuate. Changes in monetary policy, inflationary pressures, fiscal policy and other macroeconomic factors may cause interest rates to rise or fall of the Fund’s investment horizon, potentially rapidly and unpredictably. To the extent the Fund borrows money to finance its investments, the Fund’s performance will depend, in part, upon the difference between the rate at which it borrows funds and the rate at which it invests those funds. In periods of rising interest rates, the Fund’s cost of funds could increase, and in periods of falling interest rates, the Fund’s investment income could decrease. Adverse developments resulting from changes in interest rates could have a material adverse effect on the Fund’s financial condition and results.

In addition, a decline in the prices of the debt the Fund owns could adversely affect the Fund’s NAV. Changes in market interest rates could also affect the ability of operating companies in which the Fund invests to service debt, which could materially impact the Fund.

SOFR Risk. The Secured Overnight Financing Rate (“SOFR”) is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from the London Interbank Offered Rate (“LIBOR”). LIBOR was intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It was a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

Sovereign Obligation Risk. Investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt may be more volatile than prices of U.S. debt obligations. In the past, certain emerging markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest, and declared moratoria on the payment of principal and interest on their sovereign debts.

Fraud Risk. The Fund is subject to the risk of fraudulent activity associated with the various parties involved in the Fund’s lending, including the platforms, banks, borrowers and third parties handling borrower and investor information. A platform’s resources, technologies and fraud prevention tools may be insufficient to accurately detect and prevent fraud. High profile fraudulent activity or significant increases in fraudulent activity could lead to regulatory intervention, negatively impact operating results, brand and reputation and lead the defrauded platform to take steps to reduce fraud risk, which could increase costs.

Funding Bank Risk. Multiple banks may originate loans for lending platforms. If such a bank were to suspend, limit or cease its operations or a platform’s relationship with a bank were to otherwise terminate, such platform would need to implement a substantially similar arrangement with another funding bank, obtain additional state licenses or curtail its operations. The Fund is dependent on the continued success of the platforms that originate the Fund’s investment in loans. If such platforms were unable or impaired in their ability to operate their lending business, the Adviser may be required to seek alternative sources of investments (e.g., loans originated by other platforms), which could adversely affect the Fund’s performance and/or prevent the Fund from pursuing its investment objective and strategies.

Geographic Concentration Risk. The Fund is not subject to any geographic restrictions when investing in loans and therefore could be concentrated in a particular state or region. A geographic concentration of the Fund’s investment in loans may expose the Fund to an increased risk of loss due to risks associated with certain regions. In the event that a significant portion of the pool of the Fund’s investment in loans is comprised of loans owed by borrowers resident or operating in certain states, economic conditions, localized weather events, environmental disasters, natural disasters or other factors affecting these states in particular could adversely impact the delinquency and default experience of the loans and could impact Fund performance. Further, the concentration of the loans in one or more states would have a disproportionate effect on the Fund if governmental authorities in any of those states took action against the platforms lending in such states.

Information Technology Risk. Certain of the Fund’s investment in loans are originated and documented in electronic form and there are generally no tangible written documents evidencing such loans or any payments owed thereon. Because the Fund relies on electronic systems maintained by the custodian, a third party and/or the platforms to maintain records and evidence ownership of such loans and to service and administer loans (as applicable) it is susceptible to risks associated with such electronic systems. These risks include, among others: power loss, computer systems failures and Internet, telecommunications or data network failures; operator negligence or improper operation by, or supervision of, employees; physical and electronic loss of data or security breaches, misappropriation and similar events; computer viruses; cyber attacks, intentional acts of vandalism and similar events; and hurricanes, fires, floods and other natural disasters.

In addition, platforms rely on software that is highly technical and complex and depend on the ability of such software to store, retrieve, process and manage immense amounts of data. Any errors, bugs or defects discovered in the software on which a platform relies could negatively impact operations of the platform and the ability of the platform to perform its obligations with respect to the loans originated by the platform. The electronic systems on which platforms rely may be subject to cyber attacks that could result, among other things, in data breaches and the release of confidential information and thus expose the platform to significant liability. A security breach could also irreparably damage a platform’s reputation and thus its ability to continue to operate its business.

The Adviser is also reliant on information technology to facilitate the loan acquisition process. Any failure of such technology could have a material adverse effect on the ability of the Adviser to acquire loans and therefore may impact the performance of the Fund. Any delays in receiving the data provided by such technology could also impact, among other things, the valuation of the portfolio of loans.

Investments in Platforms Risk. The platforms in which the Fund may invest may have a higher risk profile and be more volatile than companies engaged in lines of business with a longer, established history and such investments should be viewed as longer term investments. The Fund may invest in listed or unlisted equity securities of platforms or make loans directly to the platforms. Investments in unlisted equity securities, by their nature, generally involve a higher degree of valuation and performance uncertainties and liquidity risks than investments in listed equity securities. The companies of unlisted securities, in comparison to companies of listed securities, may:

●	have shorter operating histories and a smaller market share, rendering them more vulnerable to competitors’ actions and market conditions, as well as general economic downturns;
●	often operate at a financial loss;
●	be more likely to depend on the management talents and efforts of a small group of persons and the departure of any such persons could have a material adverse impact on the business and prospects of the company; and
●	generally have less predictable operating results and require significant additional capital to support their operations, expansion or competitive position.

Illiquidity Risk. Alternative Credit investments generally have a maturity between six months to five years. Investors acquiring Alternative Credit investments and other Alternative Credit Instruments directly through platforms and hoping to recoup their entire principal must generally hold their loans through maturity. Alternative Credit investments and other Alternative Credit Instruments may not be registered under the Securities Act, and are not listed on any securities exchange. Accordingly, those Alternative Credit Instruments may not be transferred unless they are first registered under the Securities Act and all applicable state or foreign securities laws or the transfer qualifies for exemption from such registration. A reliable secondary market has yet to develop, nor may one ever develop, for Alternative Credit investments and such other Alternative Credit Instruments and, as such, these investments should be considered illiquid. Until an active secondary market develops, the Fund intends to primarily hold its Alternative Credit investments until maturity. The Fund may not be able to sell any of its Alternative Credit Instruments even under circumstances when the Adviser believes it would be in the best interests of the Fund to sell such investments. In such circumstances, the overall returns to the Fund from its Alternative Credit Instruments may be adversely affected. Moreover, certain Alternative Credit Instruments are subject to certain additional significant restrictions on transferability. Although the Fund may attempt to increase its liquidity by borrowing from a bank or other institution, its assets may not readily be accepted as collateral for such borrowing.

The Fund may also invest without limitation in securities that, at the time of investment, are illiquid, as determined by using the SEC’s standard applicable to registered investment companies (i.e., securities that cannot be disposed of by the Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities). The Fund may also invest in restricted securities. Investments in restricted securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase these securities.

Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Illiquid and restricted securities may also be more difficult to value, especially in challenging markets.

Limited Operating History of Platforms Risk. Many of the platforms, and alternative credit in general, are in the early stages of development and have a limited operating history. As a result, there is a lack of significant historical data regarding the performance of Alternative Credit and the long term outlook of the industry is uncertain. In addition, because Alternative Credit investments are originated using a lending method on a platform that has a limited operating history, borrowers may not view or treat their obligations on such loans as having the same significance as loans from traditional lending sources, such as bank loans. The success of a platform is partially dependent upon payments being made by the borrowers of loan originated by the platform. Any increase in default rates on a platform’s loans could adversely affect the platform’s profitability and, therefore, the Fund’s investments in the platform.

Market Discount. Common stock of closed-end funds frequently trades at a discount from its NAV. This risk may be greater for investors selling their shares in a relatively short period of time after completion of the initial offering. The Fund’s Common Shares may trade at a price that is less than the initial offering price. This risk would also apply to the Fund’s investments in closed-end funds.

Alternative Credit and Pass-Through Notes Risk. Alternative Credit Instruments are generally not rated and constitute a highly risky and speculative investment, similar to an investment in “junk” bonds. There can be no assurance that payments due on underlying Alternative Credit investments will be made. The Shares therefore should be purchased only by investors who could afford the loss of the entire amount of their investment.

A substantial portion of the Alternative Credit in which the Fund may invest will not be secured by any collateral, will not be guaranteed or insured by a third party and will not be backed by any governmental authority. Accordingly, the platforms and any third-party collection agencies will be limited in their ability to collect on defaulted Alternative Credit. With respect to Alternative Credit secured by collateral, there can be no assurance that the liquidation of any such collateral would satisfy a borrower’s obligation in the event of a default under its Alternative Credit.

Furthermore, Alternative Credit may not contain any cross-default or similar provisions. To the extent an Alternative Credit investment does not contain a cross-default provision, the loan will not be placed automatically in default upon that borrower’s default on any of the borrower’s other debt obligations, unless there are relevant independent grounds for a default on the loan. In addition, the Alternative Credit investment will not be referred to a third-party collection agency for collection because of a borrower’s default on debt obligations other than the Alternative Credit investment. If a borrower first defaults on debt obligations other than the Alternative Credit investment, the creditors to such other debt obligations may seize the borrower’s assets or pursue other legal action against the borrower, which may adversely impact the ability to recoup any principal and interest payments on the Alternative Credit investment if the borrower subsequently defaults on the loan. In addition, an operator of a platform is generally not required to repurchase Alternative Credit investments from a lender except under very narrow circumstances, such as in cases of verifiable identity fraud by the borrower.

Borrowers may seek protection under federal bankruptcy law or similar laws. If a borrower files for bankruptcy (or becomes the subject of an involuntary petition), a stay will go into effect that will automatically put any pending collection actions on hold and prevent further collection action absent bankruptcy court approval. Whether any payment will ultimately be made or received on an Alternative Credit investment after bankruptcy status is declared depends on the borrower’s particular financial situation and the determination of the court.

As Pass-Through Notes generally are pass-through obligations of the operators of the lending platforms, and are not direct obligations of the borrowers under the underlying Alternative Credit investment originated by such platforms, holders of certain Pass-Through Notes are exposed to the credit risk of the operator. An operator that becomes subject to bankruptcy proceedings may be unable to make full and timely payments on its Pass-Through Notes even if the borrowers of the underlying Alternative Credit investment timely make all payments due from them. There may be a delay between the time the Fund commits to purchase a Pass-Through Note and the issuance of such note and, during such delay, the funds committed to such an investment will not be available for investment in other Alternative Credit Instruments. Because the funds committed to an investment in Pass-Through Notes do not earn interest until the issuance of the note, the delay in issuance will have the effect of reducing the effective rate of return on the investment.

Mortgage-Backed Securities Risks. Mortgage-backed securities represent participation interests in pools of residential mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders. The Fund invests in mortgage-backed securities and is subject to the following risks.

Credit and Market Risks of Mortgage-Backed Securities. The mortgage loans or the guarantees underlying mortgage-backed securities may default or otherwise fail leading to non-payment of interest and principal.

Collateralized Mortgage Obligations. There are certain risks associated specifically with CMOs. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities, which utilize estimates of future economic conditions. These estimates may vary from actual future results, particularly during periods of extreme market volatility. CMOs issued by private entities are not guaranteed by any government agency; if the collateral securing the CMO, as well as any third party credit support or guarantees, is insufficient to make payment, the holder could sustain a loss.

Market Events Risks. The Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, financial institution instability, trade disruption, recessions or other events or adverse investor sentiment or other political, regulatory, and market developments (including the threatened or actual imposition of tariffs, restrictions on foreign investment and currency repatriation) that impact specific economic sectors, industries or segments of the market. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could impact the creditworthiness of the U.S. and could impact the liquidity of the U.S. government securities markets and ultimately the Fund. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets.

Additionally, various countries have seen significant internal conflicts and, in some cases, civil wars may have had an adverse impact on the securities markets of the countries concerned. In addition, the occurrence of new disturbances due to acts of war or terrorism or other political developments cannot be excluded. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political, regulatory or social instability or uncertainty or diplomatic developments, including the imposition of sanctions or other similar measures, could adversely affect the Fund’s investments.

The impairment or failure of one or more banks with whom the Fund transacts may inhibit the Fund’s ability to access depository accounts. In such cases, the Fund may be forced to delay or forgo investments, resulting in lower Fund performance. In the event of such a failure of a banking institution where the Fund holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Fund may not recover such excess, uninsured amounts.

Recently, the United States has enacted or proposed to enact significant new tariffs, and various federal agencies have been directed to further evaluate key aspects of U.S. trade policy, which could potentially lead to significant changes to current policies, treaties, and tariffs. There continues to exist significant uncertainty about the future relationship between the U.S. and other countries with respect to such trade policies, treaties and tariffs. These developments, or the perception that any of them could occur, may have a material adverse effect on global trade, in particular, trade between the impacted nations and the U.S.; global financial markets’ stability; and global economic conditions. These events could, in turn, adversely affect the Fund’s performance.

Additionally, climate change poses long-term threats to physical and biological systems. Potential hazards and risks related to climate change for a State or municipality include, among other things, wildfires, rising sea levels, more severe coastal flooding and erosion hazards, and more intense storms. Storms in recent years have demonstrated vulnerabilities in a State’s or municipality’s infrastructure to extreme weather events. Climate change risks, if they materialize, can adversely impact a State’s or municipality’s financial plan in current or future years. In addition, economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. A rise in sea levels, an increase in powerful windstorms and/or a climate-driven increase in sea levels or flooding could cause coastal properties to lose value or become unmarketable altogether. Economists warn that, unlike previous declines in the real estate market, properties in affected coastal zones may not ever recover their value. Large wildfires driven by high winds and prolonged drought may devastate businesses and entire communities and may be very costly to any business found to be responsible for the fire. Regulatory changes and divestment movements tied to concerns about climate change could adversely affect the value of certain land and the viability of industries whose activities or products are seen as accelerating climate change.

These losses could adversely affect the bonds of municipalities that depend on tax or other revenues and tourist dollars generated by affected properties, and insurers of the property and/or of municipal securities. Since property and security values are driven largely by buyers’ perceptions, it is difficult to know the time period over which these market effects might unfold.

Platform Concentration Risk. The Fund may invest 25% or more of its Managed Assets in Alternative Credit originated from one or a limited number of platform(s). A concentration in select platforms may subject the Fund to increased dependency and risks associated with those platforms than it would otherwise be subject to if it were more broadly diversified across a greater number of platforms. The Fund’s concentration in certain platforms may expose it to increased risk of default and loss on the Alternative Credit in which it invests through such platforms if such platforms have, among other characteristics, lower borrower credit criteria or other minimum eligibility requirements, or have deficient procedures for conducting credit and interest rate analyses as part of their loan origination processes, relative to other platforms. In addition, the fewer platforms through which the Fund invests, the greater the risks associated with those platforms changing their arrangements will become.

Preferred Stock Risk. Preferred stock is subject to many of the risks associated with debt securities, including interest rate risk. In addition, preferred stocks may not pay dividends, an issuer may suspend payment of dividends on U.S. preferred stock at any time, and in certain situations an issuer may call or redeem its preferred stock or convert it to common stock. Declining common stock values may also cause the value of the Fund’s investments in preferred stock to decline.

Prepayment Risk. Borrowers may decide to prepay all or a portion of the remaining principal amount due under a borrower loan at any time without penalty (unless the underlying loan agreements provide for prepayment penalties as may be the case in certain non-consumer Alternative Credit). In the event of a prepayment of the entire remaining unpaid principal amount of a loan, the Fund will receive such prepayment amount, but further interest will not accrue on the loan after the principal has been paid in full. If the borrower prepays a portion of the remaining unpaid principal balance, interest will cease to accrue on such prepaid portion, and the Fund will not receive all of the interest payments that the Adviser may have originally expected to receive on the loan.

Private Investment Funds Risk. The Fund, as a direct and indirect holder of securities issued by private investment funds, will bear a pro rata share of the vehicles’ expenses, including management and performance fees. The performance fees charged by certain private investment funds may create an incentive for its manager to make investments that are riskier and/or more speculative than those it might have made in the absence of a performance fee. Furthermore, private investment funds are subject to specific risks, depending on the nature of the vehicle, and also may employ leverage such that their returns are more than one times that of their benchmark which could amplify losses suffered by the Fund when compared to unleveraged investments. Shareholders of the private investment fund are not entitled to the protections of the 1940 Act.

Real Estate Investment Risk. The Fund invests in Real Estate Companies, such as REITs, which expose investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which Real Estate Companies are organized and operated. Real estate is highly sensitive to general and local economic conditions and developments and is characterized by intense competition and periodic overbuilding. Many Real Estate Companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and the risk normally associated with debt financing, and could potentially increase the Fund’s losses. Rising interest rates could result in higher costs of capital for Real Estate Companies, which could negatively affect a Real Estate Company’s ability to meet its payment obligations or its financing activity and could decrease the market prices for REITs and for properties held by such REITs. In addition, to the extent a Real Estate Company has its own expenses, the Fund (and indirectly, its shareholders) will bear its proportionate share of such expenses. Real Estate Companies may be subject to concentration risk, interest rate risk, leverage risk, illiquidity risk and regulatory risks associated with applicable domestic and foreign laws.

Regulatory and Other Risks Associated with Platforms and Alternative Credit. The lending industry is highly regulated and the alternative lending-related securities in which the Fund invests are subject to extensive rules and regulations issued by governmental authorities in each of the jurisdictions in which the Fund invests. These authorities also may impose obligations and restrictions on the platforms’ activities or those of other entities involved in the alternative lending process.

The platforms through which alternative credit is originated are subject to various statutes, rules and regulations issued by federal, state, and local government authorities. Platforms are also subject to laws relating to electronic commerce and transfer of funds in conducting business electronically. A failure to comply with the applicable laws, rules and regulations may, among other things, subject the platform or its related entities to certain registration requirements with government authorities and result in the payment of any penalties and fines; result in the revocation of their licenses; cause the loan contracts originated by the platform to be voided or otherwise impair the enforcement of such loans; and subject them to potential civil and criminal liability, class action lawsuits and/or administrative or regulatory enforcement actions. Any of the foregoing could have a material adverse effect on a platform’s financial condition, results of operations or ability to perform its obligations with respect to its lending business or could otherwise result in modifications in the platform’s methods of doing business, which could impair the platform’s ability to originate or service alternative credit or collect on alternative credit.

The evolving nature of the platforms’ respective business models may complicate their ability to determine the applicability of, and to effect compliance with, such requirements. The regulatory environment applicable to platforms and their related entities may be subject to periodic changes. Any such changes could have an adverse effect on the platforms’ and related entities’ costs and ability to operate. The platforms could seek to pass through any increase in their costs to their borrowers or investors, such as the Fund, in the form of higher origination or servicing fees.

Increased reporting, registration, and compliance requirements may divert the attention of personnel and the management team of the Adviser, and may furthermore place the Fund at a competitive disadvantage to the extent that the Adviser or companies in which the Fund invests are required to disclose sensitive business information. The Fund will be required to bear the Fund’s expenses relating to compliance-related matters and regulatory filings, which are likely to be material, including on a cumulative basis over the life of the Fund.

Risk of Adverse Market and Economic Conditions. Alternative Credit default rates, and Alternative Credit generally, may be significantly affected by economic downturns or general economic conditions beyond the control of any borrowers. In particular, default rates on Alternative Credit may increase due to factors such as prevailing interest rates, the rate of unemployment, the level of consumer confidence, residential real estate values, the value of the U.S. dollar, energy prices, changes in consumer spending, the number of personal bankruptcies, disruptions in the credit markets and other factors. A significant downturn in the economy could cause default rates on Alternative Credit to increase. A substantial increase in default rates, whether due to market and economic conditions or otherwise, could adversely impact the viability of the overall alternative credit industry.

Risks of Concentration in the Financials Sector. A fund concentrated in a single industry or group of industries is likely to present more risks than a fund that is broadly diversified over several industries or groups of industries. Compared to the broad market, an individual sector may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock or regulatory changes. Thus, the Fund’s concentration in securities of companies within industries in the financial sector may make it more susceptible to adverse economic or regulatory occurrences affecting this sector, such as changes in interest rates, loan concentration and competition.

Risk of Inadequate Guarantees and/or Collateral of Alternative Credit. To the extent that the obligations under an Alternative Credit investment are guaranteed by a third-party, there can be no assurance that the guarantor will perform its payment obligations should the underlying borrower to the loan default on its payments. Similarly, to the extent an Alternative Credit investment is secured, there can be no assurance as to the amount of any funds that may be realized from recovering and liquidating any collateral or the timing of such recovery and liquidation and hence there is no assurance that sufficient funds (or, possibly, any funds) will be available to offset any payment defaults that occur under the Alternative Credit investment. In addition, if it becomes necessary to recover and liquidate any collateral with respect to a secured Alternative Credit investment, it may be difficult to sell such collateral and there will likely be associated costs that would reduce the amount of funds otherwise available to offset the payments due under the loan. If a borrower of a secured Alternative Credit investment enters bankruptcy, an automatic stay of all proceedings against such borrower’s property will be granted. This stay will prevent any recovery and liquidation of the collateral securing such loan, unless relief from the stay can be obtained from the bankruptcy court. There is no guarantee that any such relief will be obtained. Significant legal fees and costs may be incurred in attempting to obtain relief from a bankruptcy stay from the bankruptcy court and, even if such relief is ultimately granted, it may take several months or more to obtain.

Risk of Regulation as an Investment Company or an Investment Adviser. If platforms or any related entities are required to register as investment companies under the 1940 Act or as investment advisers under the Advisers Act, their ability to conduct business may be materially adversely affected, which may result in such entities being unable to perform their obligations with respect to their Alternative Credit investments, including applicable indemnity, guaranty, repurchasing and servicing obligations, and any contracts entered into by a platform or related entity while in violation of the registration requirements may be voidable.

Risks Associated with Recent Events in the Alternative Credit Industry. The alternative credit industry is heavily dependent on investors for liquidity and at times during the recent past, there has been some decreasing interest from institutional investors in purchasing Alternative Credit (due both to yield and performance considerations as well as reactions to platform and industry events described below), causing some platforms to increase rates. In addition, there is concern that a weakening credit cycle could stress servicing of Alternative Credit and result in significant losses.

There has been increased regulatory scrutiny of the Alternative Credit industry, including in white papers issued by the U.S. Department of the Treasury and the OCC and in state investigations into Alternative Credit platforms. In addition, an increasing number of lawsuits have been filed in various states alleging that Alternative Credit platforms are the true lenders and not the funding banks. It is possible that litigation or regulatory actions may challenge funding banks’ status as a loan’s true lender, and if successful, platform operators or loan purchasers may become subject to state licensing and other consumer protection laws and requirements. If the platform operators or subsequent assignees of the loans were found to be the true lender of the loans, the loans could be void or voidable or subject to rescission or reduction of principal or interest paid or to be paid in whole or in part or subject to damages or penalties.

Servicer Risk. The Fund expects that all of its direct and indirect investments in loans originated by alternative credit platforms will be serviced by a platform or a third-party servicer. However, the Fund’s investments could be adversely impacted if a platform that services the Fund’s investments becomes unable or unwilling to fulfill its obligations to do so. In the event that the servicer is unable to service the loans, there can be no guarantee that a backup servicer will be able to assume responsibility for servicing the loans in a timely or cost-effective manner; any resulting disruption or delay could jeopardize payments due to the Fund in respect of its investments or increase the costs associated with the Fund’s investments. If the servicer becomes subject to a bankruptcy or similar proceeding, there is some risk that the Fund’s investments could be re-characterized as secured loans from the Fund to the platform, which could result in uncertainty, costs and delays from having the Fund’s investment deemed part of the bankruptcy estate of the platform, rather than an asset owned outright by the Fund. To the extent the servicer becomes subject to a bankruptcy or similar proceeding, there is a risk that substantial losses will be incurred by the Fund.

Small and Mid-Capitalization Investing Risk. The Fund may gain exposure to the securities of small capitalization companies, mid-capitalization companies and recently organized companies. For example, the Fund may invest in securities of alternative credit platforms or may gain exposure to other small capitalization, mid-capitalization and recently organized companies through investments in the borrowings of such companies facilitated through an alternative credit platform.

Historically, such investments, and particularly investments in smaller capitalization companies, have been more volatile in price than those of larger capitalized, more established companies.

SME Loans Risk. The businesses of SME loan borrowers may not have steady earnings growth, may be operated by less experienced individuals, may have limited resources and may be more vulnerable to adverse general market or economic developments, among other concerns, which may adversely affect the ability of such borrowers to make principal and interest payments on the SME loans. Certain SMEs may be unable to effectively access public equity or debt markets. The average interest rate charged to, or required of, such obligors generally is higher than that charged by commercial banks and other institutions providing traditional sources of credit or that set by the debt market. These traditional sources of credit typically impose more stringent credit requirements than the loans provided by certain platforms through which the Fund may make its investments.

Specialty Finance and Other Financial Companies Risk. The profitability of specialty finance and other financial companies is largely dependent upon the availability and cost of capital funds, and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. Any impediments to a specialty finance or other financial company’s access to capital markets, such as those caused by general economic conditions or a negative perception in the capital markets of the company’s financial condition or prospects, could adversely affect such company’s business. From time to time, severe competition may also affect the profitability of specialty finance and other financial companies.

Specialty finance and other financial companies are subject to rapid business changes, significant competition, value fluctuations due to the concentration of loans in particular industries significantly affected by economic conditions (such as real estate or energy) and volatile performance based upon the availability and cost of capital and prevailing interest rates. In addition, credit and other losses resulting from the financial difficulties of borrowers or other third parties potentially may have an adverse effect on companies in these industries. Credit losses or mergers, acquisitions, or bankruptcies of financial firms could make it difficult for specialty finance and other financial companies to obtain financing on favorable terms or at all, which would seriously affect the profitability of such firms. Furthermore, accounting rule changes, including with respect to the standards regarding the valuation of assets, consolidation in the financial industry and additional volatility in the stock market have the potential to significantly impact specialty finance companies as well.

Specialty finance and other financial companies in general are subject to extensive governmental regulation, which may change frequently. Regulatory changes could cause business disruptions or result in significant loss of revenue to companies in which the Fund invests, and there can be no assurance as to the actual impact that these laws and their regulations will have on the financial markets and the Fund’s investments in specialty finance and other financial companies. Specialty finance and other financial companies in a given country may be subject to greater governmental regulation than many other industries, and changes in governmental policies and the need for regulatory approval may have a material effect on the services offered by companies in the financial services industry. Governmental regulation may limit both the financial commitments banks can make, including the amounts and types of loans, and the interest rates and fees they can charge. In addition, governmental regulation in certain foreign countries may impose interest rate controls, credit controls and price controls.

Under current regulations of the SEC, the Fund may not invest more than 5% of its total assets in the securities of any company that derives more than 15% of its gross revenues from securities brokerage, underwriting or investment management activities. In addition, the Fund may not acquire more than 5% of the outstanding equity securities, or more than 10% of the outstanding principal amount of debt securities, of any such company. This may limit the Fund’s ability to invest in certain specialty finance and other financial companies.

Banks may invest and operate in an especially highly regulated environment and are subject to extensive supervision by numerous federal and state regulatory agencies including, but not limited to, the Federal Reserve Board, the Federal Deposit Insurance Corporation and state banking authorities. Changes in regulations and governmental policies and accounting principles could adversely affect the business and operations of banks in which the Fund invests.

Savings institutions frequently have a large proportion of their assets in the form of loans and securities secured by residential real estate. As a result, the financial condition and results of operations of such savings institutions would likely be affected by the conditions in the residential real estate markets in the areas in which these savings institutions do business.

Leasing companies can be negatively impacted by changes in tax laws which affect the types of transactions in which such companies engage.

The performance of the Fund’s investments in insurance companies will be subject to risk from several additional factors. The earnings of insurance companies will be affected by, in addition to general economic conditions, pricing (including severe pricing competition from time to time), claims activity and marketing competition. Insurance companies are subject to extensive governmental regulation, including the imposition of maximum rate levels, which may not be adequate for some lines of business. Proposed or potential anti-trust or tax law changes also may affect adversely insurance companies’ policy sales, tax obligations and profitability.

SPAC Risks. SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less an amount to cover expenses) in U.S. government securities, money market fund securities and cash. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Accordingly, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Certain SPACs may seek acquisitions only in limited industries or regions, which may increase the volatility of their prices. If an acquisition that meets the requirements for the SPAC are not completed within a predetermined period of time, the invested funds are returned to the entity’s shareholders. Investments in SPACs may be illiquid and/or be subject to restrictions on resale. To the extent the SPAC is invested in cash or similar securities, this may impact a Fund’s ability to meet its investment objective.

The officers and directors of a SPAC may operate multiple SPACs and could have conflicts of interest in determining to which SPAC a particular business opportunity should be presented. In such circumstances, there can be no assurance that a given business opportunity would be presented to the SPAC in which the Fund holds an investment.

Student Loans Risk. In general, the repayment ability of borrowers of student loans, as well as the rate of prepayments on student loans, may be influenced by a variety of economic, social, competitive and other factors, including changes in interest rates, the availability of alternative financings, regulatory changes affecting the student loan market and the general economy. For instance, certain student loans may be made to individuals who generally have higher debt burdens than other individual borrowers (such as students of post-secondary programs). The effect of the foregoing factors is impossible to predict.

Valuation Risk. Many of the Fund’s investments may be difficult to value. Where market quotations are not readily available or deemed unreliable, the Fund will value such investments in accordance with fair value procedures adopted by the Board of Directors. Valuation of illiquid investments may require more research than for more liquid investments. In addition, elements of judgment may play a greater role in valuation in such cases than for investments with a more active secondary market because there is less reliable objective data available. An instrument that is fair valued may be valued at a price higher or lower than the value determined by other funds using their own fair valuation procedures. Prices obtained by the Fund upon the sale of such investments may not equal the value at which the Fund carried the investment on its books, which would adversely affect the NAV of the Fund.

Tax Risk. The treatment of Alternative Credit and other Alternative Credit Instruments for tax purposes is uncertain. In addition, changes in tax laws or regulations, or interpretations thereof, in the future could adversely affect the Fund, including its ability to qualify as a regulated investment company, or the participants in the alternative credit industry. Investors should consult their tax advisors as to the potential tax treatment of Shareholders.

The Fund intends to elect to be treated as a regulated investment company for federal income tax purposes. In order to qualify for such treatment, the Fund will need to meet certain organization, income, diversification and distribution tests. The Fund has adopted policies and guidelines that are designed to enable the Fund to meet these tests, which will be tested for compliance on a regular basis for the purposes of being treated as a regulated investment company for federal income tax purposes. However, some issues related to qualification as a regulated investment company are open to interpretation. For example, the Fund intends to primarily invest in whole loans originated by alternative credit platforms. The Fund has taken the position that the issuer of such loans will be the identified borrowers in the loan documentation. The IRS, however, could disagree and successfully assert that the alternative credit platforms should be viewed as the issuer of the loans. If the IRS prevailed, the Fund would need to determine whether treating the alternative credit platforms as the issuer would cause the Fund to fail the regulated investment company diversification tests. If, for any taxable year, the Fund did not qualify as a regulated investment company for U.S. federal income tax purposes, it would be treated as a U.S. corporation subject to U.S. federal income tax at the Fund level, and possibly state and local income tax, and distributions to shareholders would not be deductible by the Fund in computing its taxable income.

Structural and Market-Related Risks:

Anti-Takeover Provisions. Maryland law and the Fund’s Charter and Bylaws include provisions that could limit the ability of other entities or persons to acquire control of the Fund or to convert the Fund to open-end status, including the adoption of a staggered Board of Directors and the supermajority voting requirements. These provisions could deprive the shareholders of opportunities to sell their Common Shares at a premium over the then current market price of the Common Shares or at NAV.

Artificial Intelligence. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. As the use of technology grows, liquidity and market movements may be affected. As artificial intelligence is used more widely, the profitability and growth of Fund holdings may be impacted, which could significantly impact the overall performance of the Fund. This risk has been added since the prior disclosure date.

Controlling Shareholder Risk. The Shares may be held by a Shareholder, such as a RiverNorth Fund, or a group of Shareholders that may own a significant percentage of the Fund for an indefinite period of time. As long as a RiverNorth Fund holds a substantial amount of the Fund’s Shares, it may be able to exercise a controlling influence in matters submitted to a vote of Shareholders. The ability to exercise a controlling influence over the Fund may result in conflicts of interest because, among other things, the Adviser is the investment adviser of the Fund and each of the RiverNorth Funds.

Cybersecurity Risk. A cybersecurity breach may disrupt the business operations of the Fund or its service providers. Cybersecurity breaches can result from both intentional and unintentional events, and a breach may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. Such events could result in regulatory penalties, reputational damage, additional compliance costs, and/or financial loss to the Fund.

Distribution Policy Risks. The Fund currently intends to make distributions to common shareholders on a monthly basis in an amount equal to 10% annually of the Fund’s NAV per Common Share. These fixed distributions are not related to the amount of the Fund’s net investment income or net realized capital gains. If, for any monthly distribution, net investment income and net realized capital gains were less than the amount of the distribution, the difference would be distributed from the Fund’s assets. The Fund’s distribution rate is not a prediction of what the Fund’s actual total returns will be over any specific future period.

A portion or all of any distribution of the Fund may consist of a return of capital. A return of capital represents the return of a shareholder’s original investment in the Common Shares and should not be confused with a dividend from profits and earnings. Such distributions are generally not treated as taxable income for the investor. Instead, shareholders will experience a reduction in the basis of their Common Shares, which may increase the taxable capital gain, or reduce capital loss, realized upon the sale of such Common Shares. Upon a sale of their Common Shares, shareholders generally will recognize capital gain or loss measured by the difference between the sale proceeds received by the shareholder and the shareholder’s federal income tax basis in the Common Shares sold, as adjusted to reflect return of capital. It is possible that a return of capital could cause a shareholder to pay a tax on capital gains with respect to Common Shares that are sold for an amount less than the price originally paid for them. Shareholders are advised to consult with their own tax advisers with respect to the tax consequences of their investment in the Fund. The Fund’s distribution policy may result in the Fund making a significant distribution in December of each year in order to maintain the Fund’s status as a regulated investment company. Depending upon the income of the Fund, such a year-end distribution may be taxed as ordinary income to investors.

Inflation/Deflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of Shares and distributions can decline. Deflation risk is the risk that prices throughout the economy decline over time - the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer defaults more likely, which may result in a decline in the value of the Fund’s portfolio.

Leverage Risks. Leverage is a speculative technique that exposes the Fund to greater risk and increased costs than if it were not implemented. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. As a result, leverage may cause greater changes in the Fund’s NAV. The leverage costs may be greater than the Fund’s return on the underlying investments made from the proceeds of leverage. The Fund’s leveraging strategy may not be successful.

Liquidity Risks. Although the Shares are listed on the NYSE, there might be no or limited trading volume in the Fund’s Shares. Moreover, there can be no assurance that the Fund will continue to meet the listing eligibility requirements of a national securities exchange. Accordingly, investors may be unable to sell all or part of their Shares in a particular timeframe. Shares in the Fund are therefore suitable only for investors that can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment. In addition, although the Fund conducts quarterly repurchase offers of its Shares, there is no guarantee that all tendered Shares will be accepted for repurchase or that Shareholders will be able to sell all of the Shares they desire in a quarterly repurchase offer. In certain instances, repurchase offers may be suspended or postponed.

Unlike open-end funds (commonly known as mutual funds) which generally permit redemptions on a daily basis, Shares will not be redeemable at an investor’s option (other than pursuant to the Fund’s repurchase policy, as defined below). The NAV of the Shares may be volatile. As the Shares are not traded, investors may not be able to dispose of their investment in the Fund no matter how poorly the Fund performs. The Fund is designed for long-term investors and not as a trading vehicle. Moreover, the Shares will not be eligible for “short sale” transactions or other directional hedging products.

Management Risk and Reliance on Key Personnel. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Adviser’s judgments about the attractiveness, value and potential appreciation of an alternative credit platform or individual security in which the Fund invests may prove to be incorrect. In addition, the implementation of the Fund’s investment strategies depends upon the continued contributions of certain key employees of the Adviser, some of whom have unique talents and experience and would be difficult to replace. The loss or interruption of the services of a key member of the portfolio management teams could have a negative impact on the Fund during the transitional period that would be required for a successor to assume the responsibilities of the position.

Potential Conflicts of Interest. The Adviser manages and/or advises other investment funds or accounts with the same or similar investment objectives and strategies as the Fund, and as a result, may face conflicts of interest regarding the implementation of the Fund’s strategy and allocation between funds and accounts. This may limit the Fund’s ability to take full advantage of the investment opportunity or affect the market price of the investment. The Adviser may also have incentives to favor one account over another due to different fees paid to such accounts. While the Adviser has adopted policies and procedures that address these potential conflicts of interest, there is no guarantee that the policies will be successful in mitigating the conflicts of interest that arise. In addition, the Fund’s use of leverage will increase the amount of fees paid to the Adviser, creating a financial incentive for the Adviser to leverage the Fund.

Regulation as Lender Risk. The loan industry is highly regulated and loans made through lending platforms are subject to extensive and complex rules and regulations issued by various federal, state and local government authorities. One or more regulatory authorities may assert that the Fund, when acting as a lender under the platforms, is required to comply with certain laws or regulations which govern the consumer or commercial (as applicable) loan industry. If the Fund were required to comply with additional laws or regulations, it would likely result in increased costs for the Fund and may have an adverse effect on its results or operations or its ability to invest in Alternative Credit and certain Alternative Credit Instruments.

Repurchase Policy Risks. Repurchases of Shares will reduce the amount of outstanding Shares and, thus, the Fund’s net assets. To the extent that additional Shares are not sold, a reduction in the Fund’s net assets may increase the Fund’s expense ratio (subject to the Adviser’s reimbursement of expenses) and limit the investment opportunities of the Fund.

If a repurchase offer is oversubscribed by Shareholders, the Fund will repurchase only a pro rata portion of the Shares tendered by each Shareholder. In addition, because of the potential for such proration, Shareholders may tender more Shares than they may wish to have repurchased in order to ensure the repurchase of a specific number of their Shares, increasing the likelihood that other Shareholders may be unable to liquidate all or a given percentage of their investment in the Fund. To the extent Shareholders have the ability to sell their Shares to the Fund pursuant to a repurchase offer, the price at which a Shareholder may sell Shares, which will be the NAV per Share most recently determined as of the last day of the offer, may be lower than the price that such Shareholder paid for its Shares.

The Fund may find it necessary to hold a portion of its net assets in cash or other liquid assets, sell a portion of its portfolio investments or borrow money in order to finance any repurchases of its Shares. The Fund may accumulate cash by holding back (i.e., not reinvesting or distributing to Shareholders) payments received in connection with the Fund’s investments, which could potentially limit the ability of the Fund to generate income. The Fund also may be required to sell its more liquid, higher quality portfolio investments to purchase Shares that are tendered, which may increase risks for remaining Shareholders and increase Fund expenses. Although most, if not all, of the Fund’s investments are expected to be illiquid and the secondary market for such investments is likely to be limited, the Fund believes it would be able to find willing purchasers of its investments if such sales were ever necessary to supplement such cash generated by payments received in connection with the Fund’s investments. However, the Fund may be required to sell such investments during times and at prices when it otherwise would not, which may cause the Fund to lose money. The Fund may also borrow money in order to meet its repurchase obligations. There can be no assurance that the Fund will be able to obtain financing for its repurchase offers. If the Fund borrows to finance repurchases, interest on any such borrowings will negatively affect Shareholders who do not tender their Shares in a repurchase offer by increasing the Fund’s expenses (subject to the Adviser’s reimbursement of expenses) and reducing any net investment income. The purchase of Shares by the Fund in a repurchase offer may limit the Fund’s ability to participate in new investment opportunities.

In the event a Shareholder chooses to participate in a repurchase offer, the Shareholder will be required to provide the Fund with notice of intent to participate prior to knowing what the repurchase price will be on the repurchase date. Although the Shareholder may have the ability to withdraw a repurchase request prior to the repurchase date, to the extent the Shareholder seeks to sell Shares to the Fund as part of a repurchase offer, the Shareholder will be required to do so without knowledge of what the repurchase price of the Shares will be on the repurchase date. It is possible that general economic and market conditions could cause a decline in the NAV per Share prior to the repurchase date.

Risks Associated with Additional Offerings. There are risks associated with offerings of additional common or preferred shares of the Fund. The voting power of current shareholders will be diluted to the extent that current shareholders do not purchase shares in any future offerings of shares or do not purchase sufficient shares to maintain their percentage interest. In addition, the sale of shares in an offering may have an adverse effect on prices in the secondary market for the Fund’s shares by increasing the number of shares available, which may put downward pressure on the market price of the Fund’s Shares. These sales also might make it more difficult for the Fund to sell additional equity securities in the future at a time and price the Fund deems appropriate.

In the event any series of fixed rate preferred shares are issued and such shares are intended to be listed on an exchange, prior application will have been made to list such shares. During an initial period, which is not expected to exceed 30 days after the date of its initial issuance, such shares may not be listed on any securities exchange. During such period, the underwriters may make a market in such shares, although they will have no obligation to do so. Consequently, an investment in such shares may be illiquid during such period. Fixed rate preferred shares may trade at a premium to or discount from liquidation value.

There are risks associated with an offering of Rights (in addition to the risks discussed herein related to the offering of shares and preferred shares). Shareholders who do not exercise their rights may, at the completion of such an offering, own a smaller proportional interest in the Fund than if they exercised their rights. As a result of such an offering, a shareholder may experience dilution in NAV per share if the subscription price per share is below the NAV per share on the expiration date. In addition to the economic dilution described above, if a shareholder does not exercise all of their Rights, the shareholder will incur voting dilution as a result of the Rights offering. This voting dilution will occur because the shareholder will own a smaller proportionate interest in the Fund after the rights offering than prior to the Rights offering.

There is a risk that changes in market conditions may result in the underlying common shares or preferred shares purchasable upon exercise of Rights being less attractive to investors at the conclusion of the subscription period. This may reduce or eliminate the value of the Rights. If investors exercise only a portion of the rights, the number of shares issued may be reduced, and the shares may trade at less favorable prices than larger offerings for similar securities. Rights issued by the Fund may be transferable or non-transferable rights.

Secondary Market for the Common Shares. The issuance of shares of the Fund through the Fund’s dividend reinvestment plan (“Plan”) may have an adverse effect on the secondary market for the Fund’s shares. The increase in the number of outstanding shares resulting from the issuances pursuant to the Plan and the discount to the market price at which such shares may be issued, may put downward pressure on the market price for the shares. When the shares are trading at a premium, the Fund may also issue shares that may be sold through private transactions effected on the NYSE or through broker-dealers. The increase in the number of outstanding shares resulting from these offerings may put downward pressure on the market price for such shares.

Stockholder Activism

The Fund may in the future become the target of stockholder activism. Stockholder activism could result in substantial costs and divert management’s and the Board’s attention and resources from its business, and the Fund may incur substantial costs defending against such activism if management and the Board determine that the activist’s demands are not in the best interests of the Fund. Also, the Fund may be required to incur significant legal and other expenses related to any activist stockholder matters. Further, the Fund’s stock price could be subject to significant fluctuation or otherwise be adversely affected by the events, risks and uncertainties of any stockholder activism. This risk has been added since the prior disclosure date.

Other Investment-Related Risks:

Equity Securities Risks. Equity securities are subject to general movements in the stock market, and a significant drop in the stock market may depress the price of securities to which the Fund may have exposure. Equity securities typically have greater price volatility than fixed-income securities. The market price of equity securities owned by the Fund may go down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally, particular industries represented by those markets, or factors directly related to a specific company, such as decisions made by its management.

Exchange-Traded Note Risks. The Fund may invest in ETNs, which are notes representing unsecured debt of the issuer. ETNs are typically linked to the performance of an index plus a specified rate of interest that could be earned on cash collateral. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index. ETNs typically mature 30 years from the date of issue. There may be restrictions on the Fund’s right to liquidate its investment in an ETN prior to maturity (for example, the Fund may only be able to offer its ETN for repurchase by the issuer on a weekly basis), and there may be limited availability of a secondary market.

Investment Company Risks. The Fund will incur higher and additional expenses when it invests in other investment companies such as ETFs. There is also the risk that the Fund may suffer losses due to the investment practices or operations of such other investment companies. To the extent that the Fund invests in one or more investment companies that concentrate in a particular industry, the Fund would be vulnerable to factors affecting that industry and the performance of such investment companies, and that of the Fund, may be more volatile than investment companies that do not concentrate in a particular industry. The investment companies in which the Fund invests are not subject to the Fund’s investment policies and restrictions.

The ETFs (and other index funds) in which the Fund may invest may not be able to replicate exactly the performance of the indices they track due to transactions costs and other expenses of the ETFs. ETFs may not be able to match or outperform their benchmarks. The Fund may be restricted by provisions of the 1940 Act that generally limit the amount the Fund and its affiliates can invest in any one investment company to 3% of such company’s outstanding voting stock. However, pursuant to exemptive orders issued by the SEC to various ETF fund sponsors, the Fund is permitted to invest in certain ETFs in excess of the limits set forth in the 1940 Act subject to the terms and conditions set forth in such exemptive orders.

Effects of Leverage [Text Block]

Effects of Leverage

This section has been revised since the prior disclosure date to reflect certain non-material disclosure updates.

Assuming the utilization of leverage through borrowings under the BNP Credit Agreement and the issuance of preferred stock by the Fund in the aggregate amount to approximately 0% of the Fund’s Managed Assets as of June 30, 2026, at a weighted average interest rate or payment rate of 0% payable on such leverage. Assuming that the Fund’s leverage costs remain as described above (at an assumed annual cost of 0% of the principal amount outstanding) the annual return that the Fund’s portfolio must experience (net of expenses) in order to cover its leverage costs would be 0%. These numbers are merely estimates used for illustration. Actual interest or payment rates on the leverage utilized by the Fund will vary frequently and may be significantly higher or lower than the rate estimated above.

The following table is furnished in response to requirements of the Securities and Exchange Commission (“SEC”). It is designed to illustrate the effect of leverage on Share total return, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio net of expenses) of -10%, -5%, 0%, 5% and 10%. The table below reflects the Fund’s borrowings under the BNP Credit Agreement as a percentage of total Managed Assets (including assets attributable to such leverage), and the annual return that the Fund’s portfolio must experience (net of expenses) in order to cover such costs. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. In other words, the Fund’s actual returns may be greater or less than those appearing in the table below. The table further reflects the use of leverage representing approximately 0% of the Fund’s Managed Assets and estimated leverage costs of 0%.

Assumed Portfolio Return	-10.00%	-5.00%	0.00%	5.00%	10.00%
Common Share Total Return	-10.00%	-5.00%	0.00%	5.00%	10.00%

Total return is composed of two elements-the dividends on shares paid by the Fund (the amount of which is largely determined by the Fund’s net investment income after paying the cost of leverage) and realized and unrealized gains or losses on the value of the securities the Fund owns. As the table shows, leverage generally increases the return to shareholders when portfolio return is positive or greater than the costs of leverage and decreases return when the portfolio return is negative or less than the costs of leverage.

During the time in which the Fund is using leverage, the amount of the fees paid to the Adviser (and from the Adviser to the Subadviser) for investment management services (and subadvisory services) is higher than if the Fund did not use leverage because the fees paid are calculated based on the Fund’s Managed Assets. This may create a conflict of interest between the Adviser and the Subadviser, on the one hand, and Common Shareholders, on the other. Also, because the leverage costs are borne by the Fund at a specified interest rate, only the Fund’s Common Shareholders bear the cost of the Fund’s management fees and other expenses. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed.

Effects of Leverage [Table Text Block]
Assumed Portfolio Return	-10.00%	-5.00%	0.00%	5.00%	10.00%
Common Share Total Return	-10.00%	-5.00%	0.00%	5.00%	10.00%

Return at Minus Ten [Percent]											(10.00%)
Return at Minus Five [Percent]											(5.00%)
Return at Zero [Percent]											0.00%
Return at Plus Five [Percent]											5.00%
Return at Plus Ten [Percent]											10.00%
Effects of Leverage, Purpose [Text Block]											The following table is furnished in response to requirements of the Securities and Exchange Commission (“SEC”). It is designed to illustrate the effect of leverage on Share total return, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio net of expenses) of -10%, -5%, 0%, 5% and 10%. The table below reflects the Fund’s borrowings under the BNP Credit Agreement as a percentage of total Managed Assets (including assets attributable to such leverage), and the annual return that the Fund’s portfolio must experience (net of expenses) in order to cover such costs. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. In other words, the Fund’s actual returns may be greater or less than those appearing in the table below. The table further reflects the use of leverage representing approximately 0% of the Fund’s Managed Assets and estimated leverage costs of 0%.
Share Price [Table Text Block]

	MARKET PRICE (1)		NET ASSET VALUE (2)		PREMIUM/ (DISCOUNT) TO NET ASSET VALUE(3)
Quarter Ended	High	Low	High	Low	High	Low
June 30, 2024	$15.79	$15.00	$16.97	$16.66	-6.93%	-9.96%
September 30, 2024	$15.44	$14.98	$16.59	$16.47	-6.96%	-9.05%
December 31, 2024	$15.56	$15.14	$16.55	$16.38	-5.98%	-7.57%
March 31, 2025	$15.39	$15.02	$16.15	$16.20	-4.71%	-7.28%
June 30, 2025	$15.63	$14.55	$16.15	$15.81	-3.22%	-7.97%
September 30, 2025	$14.83	$14.43	$15.42	$15.43	-3.86%	-6.50%
December 31, 2025	$14.89	$14.28	$15.43	$15.35	-3.50%	-6.97%
March 31, 2026	$15.07	$14.27	$15.15	$15.22	-0.53%	-6.24%
June 30, 2026	$14.78	$14.51	$15.20	$15.10	-2.76%	-3.91%

(1)	Based on high and low closing market price for the respective quarter.
(2)	Based on the NAV calculated on the day of the high and low closing market prices, as applicable, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time).
(3)	Calculated based on the information presented.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Document Period End Date											Jun. 30, 2026
Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Derivatives Risk. The Fund’s use of derivatives, including futures, options, swaps and other instruments that provide exposure to equity markets, involves risks different from, and potentially greater than, those associated with investing directly in securities. Changes in the value of a derivative may not correlate perfectly with the underlying reference asset or index, and derivatives may be subject to liquidity, valuation, leverage and counterparty risks. Derivatives may result in losses that exceed the amount invested and may increase the volatility of the Fund’s NAV. The Fund’s use of derivatives may not be successful and could cause the Fund to underperform its benchmark or similar funds.

Swap Agreements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Swap Agreements Risk. The Fund may obtain equity market exposure through total return swaps and other swap agreements. Swap agreements are subject to the risk that the counterparty will fail to perform its obligations. Swaps also involve the risk that the Fund may be unable to terminate or replace a swap position at an advantageous time or price. Adverse changes in market conditions, financing costs or the creditworthiness of a counterparty could negatively affect the value of swap positions and the Fund’s performance.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Counterparty Risk. The Fund will be exposed to the risk that a counterparty to a derivative transaction, securities lending arrangement or other financial contract will be unwilling or unable to perform its obligations. A counterparty’s default, bankruptcy or insolvency could result in delays in recovery, losses to the Fund, increased transaction costs and disruption of the Fund’s investment strategy.

Equity Market Exposure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Equity Market Exposure Risk. The Fund intends to maintain exposure to broad U.S. equity markets through derivative instruments. As a result, the Fund’s performance will be affected by movements in equity markets generally. Equity markets may decline significantly in response to economic, political, market, public health or other developments. The value of the Fund’s investments may fluctuate, sometimes rapidly and unpredictably, causing investors to lose money.

Correlation and Tracking Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Correlation and Tracking Risk. The Fund’s derivative positions are intended to provide exposure that approximates the performance of one or more equity market indices. However, there can be no assurance that the Fund’s derivative exposure will closely track the performance of any index. Differences in pricing, transaction costs, financing costs, market disruptions, position limits, collateral requirements, portfolio management decisions and other factors may cause the Fund’s performance to differ from that of the applicable index.

Associated Risks of Pre-Merger SPACs [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Associated Risks of Pre-Merger SPACs. The Fund may invest in units, common shares and warrants of pre-merger SPACs. Public stockholders of SPACs may not be afforded a meaningful opportunity to vote on a proposed initial merger because certain stockholders, including stockholders affiliated with the management of the SPAC, may have sufficient voting power, and a financial incentive, to approve such a transaction without support from public stockholders. As a result, a Pre-Merger SPAC may complete a merger even though a majority of its public stockholders do not support such a merger. There is no guarantee that the SPACs in which the Fund invests will complete a merger or that any mergers that are completed will be profitable. Some SPACs may pursue mergers only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale. SPACs may also encounter intense competition from other entities having a similar business objective, such as private investors or investment vehicles and other SPACs, competing for the same merger opportunities, which could make completing an attractive merger more difficult. In certain circumstances, the Fund may continue to hold the warrants and rights of companies that were issued by a SPAC after the relevant merger occurs. In addition, the Fund may invest in vehicles formed by SPAC sponsors to hold founder shares, which may be subject to forfeiture or expire worthless and which generally have more limited liquidity than SPAC shares issued in an initial public offering.

SPAC Redemption and Trust Value Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SPAC Redemption and Trust Value Risk. The Fund’s SPAC strategy relies in part on the ability to acquire SPAC securities at prices that the Adviser believes are attractive relative to trust or redemption value. There can be no assurance that SPAC securities will trade at such prices or that anticipated redemption opportunities will be available. Changes in market conditions, interest rates, transaction costs or SPAC structures could reduce returns from the Fund’s SPAC investment strategy.

Warrant Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Warrant Risk. SPAC warrants and other warrants may be highly speculative and volatile investments. Warrants may expire worthless and often experience greater price fluctuations than the underlying securities. The value of a warrant may decline due to changes in market conditions, volatility, interest rates, the passage of time or expectations regarding a future business combination. Warrants may also be less liquid than the underlying securities.

Post-Combination SPAC Warrant Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Post-Combination SPAC Warrant Risk. Although the Fund generally does not expect to hold SPAC common shares after the point at which redemption rights are available, the Fund may retain warrants after a business combination when the Adviser believes they continue to offer attractive value. Companies resulting from SPAC business combinations may be unseasoned and may have limited trading histories, limited track records of public reporting and less widely available research coverage. Their securities may therefore be subject to extreme price volatility and speculative trading. Any significant price appreciation in the post-combination company may not continue, and a decline in the value of the underlying common stock could adversely affect, and potentially cause a substantial or complete loss in, the value of warrants held by the Fund.

Event-Driven Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Event-Driven Investment Risk. The Fund may invest in securities whose value is influenced by anticipated corporate events, including mergers, acquisitions, restructurings and other transactions. If an anticipated event does not occur, is delayed or is completed on terms that are less favorable than expected, the Fund may experience losses. Event-driven investments may also be subject to liquidity and market risks.

Collateral Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Collateral Management Risk. The Fund expects to invest a portion of its assets in cash, U.S. Treasury securities and other short-term instruments to support its derivative positions and maintain liquidity. The returns generated by these investments may be lower than expected and may not be sufficient to offset expenses or losses associated with other components of the Fund’s strategy. Changes in interest rates and market conditions may adversely affect the value and yield of collateral investments.

Rule 18f-4 and Derivatives Regulatory Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Rule 18f-4 and Derivatives Regulatory Risk. The Fund’s use of derivatives is subject to Rule 18f-4 under the 1940 Act and other applicable regulatory requirements. Compliance with these requirements may limit the Fund’s ability to use derivatives, increase operational costs or otherwise restrict the implementation of the Fund’s investment strategy. Changes in laws, regulations or regulatory interpretations could adversely affect the Fund and its shareholders.

Asset-Backed Securities Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Asset-Backed Securities Risks. Asset-backed securities often involve risks that are different from or more acute than risks associated with other types of debt instruments. For instance, asset-backed securities may be particularly sensitive to changes in prevailing interest rates. In addition, the underlying assets are subject to prepayments that shorten the securities’ weighted average maturity and may lower their return. Asset-backed securities are also subject to risks associated with their structure and the nature of the assets underlying the security and the servicing of those assets. Payment of interest and repayment of principal on asset-backed securities is largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other credit enhancements. The values of asset-backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with the negligence by, or defalcation of, their servicers. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer credit laws with respect to the assets underlying these securities, which may give the debtor the right to avoid or reduce payment. In addition, due to their often complicated structures, various asset-backed securities may be difficult to value and may constitute illiquid investments. If many borrowers on the underlying Alternative Credit default, losses could exceed the credit enhancement level and result in losses to investors in asset-backed securities.

An investment in subordinated (residual) classes of asset-backed securities is typically considered to be an illiquid and highly speculative investment, as losses on the underlying assets are first absorbed by the subordinated classes. The risks associated with an investment in such subordinated classes of asset-backed securities include credit risk, regulatory risk pertaining to the Fund’s ability to collect on such securities, platform performance risk and liquidity risk.

CLO Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CLO Risk. The Fund’s investments in CLOs may be riskier than a direct investment in the debt or other securities of the underlying companies. When investing in CLOs, the Fund may invest in any level of a CLO’s subordination chain, including subordinated (lower-rated) tranches and residual interests (the lowest tranche). CLOs are typically highly levered and therefore, the junior debt and equity tranches that the Fund may invest in are subject to a higher risk of total loss and deferral or nonpayment of interest than the more senior tranches to which they are subordinated. In addition, the Fund will generally have the right to receive payments only from the CLOs, and will generally not have direct rights against the underlying borrowers or entities that sponsored the CLOs. Furthermore, the investments the Fund makes in CLOs are at times thinly traded or have only a limited trading market. As a result, investments in such CLOs may be characterized as illiquid securities.

Closed-End Investment Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Closed-End Investment Companies Risk. The Fund invests in closed-end investment companies, including shares of closed-end funds that are trading at a discount to NAV or at a premium to NAV. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease.

In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the NAV of the Fund’s Common Shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund.

BDCs are a type of closed-end investment company that generally invest in less mature U.S. private companies or thinly traded U.S. public companies which involve greater risk than well-established publicly-traded companies. While BDCs are expected to generate income in the form of dividends, certain BDCs during certain periods of time may not generate such income. The Fund will indirectly bear its proportionate share of any management fees and other operating expenses incurred by closed-end funds and BDCs in which it invests, and of any performance-based or incentive fees payable by the BDCs in which it invests, in addition to the expenses paid by the Fund.

Corporate Debt Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Corporate Debt Risks. Corporate debt securities are long and short-term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper). The Adviser considers corporate debt securities to be of investment grade quality if they are rated BBB or higher by S&P or Baa or higher by Moody’s, or if unrated, determined by the Adviser to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than in higher rated categories. The Fund may invest in both secured and unsecured corporate bonds. An unsecured bond may have a lower recovery value than a secured bond in the event of a default by its issuer.

Credit and Interest Rate Analysis Risk. The Adviser is reliant in part on the borrower credit information provided to it or assigned by the platforms when selecting instruments for investment. To the extent a credit rating is assigned to each borrower by a platform, such rating may not accurately reflect the borrower’s actual creditworthiness. A platform may be unable, or may not seek, to verify all of the borrower information obtained by it, which it may use to determine such borrower’s credit rating. Borrower information on which platforms and lenders may rely may be outdated. In addition, certain information that the Adviser would otherwise seek may not be available, such as financial statements and other financial information. Furthermore, the Adviser may be unable to perform any independent follow-up verification with respect to a borrower to the extent the borrower’s name, address and other contact information is required to remain confidential. There is risk that a borrower may have supplied false or inaccurate information.

Although the Adviser conducts diligence on the credit scoring methodologies used by platforms from which the Fund purchases instruments, the Fund typically will not have access to all of the data that platforms utilize to assign credit scores to particular loans purchased directly or indirectly by the Fund, and will not confirm the truthfulness of such information or otherwise evaluate the basis for the platform’s credit score of those loans. In addition, the platforms’ credit decisions and scoring models are based on algorithms that could potentially contain programming or other errors or prove to be ineffective or otherwise flawed. This could adversely affect loan pricing data and approval processes and could cause loans to be mispriced or misclassified, which could ultimately have a negative impact on the Fund’s performance.

The interest rates on loans established by the platforms may have not been appropriately set. A failure to set appropriate rates on the loans may adversely impact the ability of the Fund to receive returns on its instruments that are commensurate with the risks associated with directly or indirectly owning such instruments. In addition, certain other information used by the platforms and the Adviser in making loan and investment decisions may be deficient and/or incorrect, which increases the risk of loss on the loan.

Default Risk. The ability of the Fund to generate income through its investment in loans is dependent upon payments being made by the borrower underlying such instruments. If a borrower is unable to make its payments on a loan, the Fund may be greatly limited in its ability to recover any outstanding principal and interest under such loan.

Fixed Income Securities Risks. The Fund may invest in fixed income securities. Fixed income securities generally represent the obligation of an issuer to repay to the investor (or lender) the amount borrowed plus interest over a specified time period. Fixed income securities increase or decrease in value based on changes in interest rates. If rates increase, the value of the fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. The issuer of a fixed income security may not be able to make interest and principal payments when due. This risk is increased in the case of issuers of high yield securities, also known as “junk bonds.” Securities of certain U.S. Government sponsored entities are neither issued nor guaranteed by the U.S. Government. Fixed income risks include components of the following additional risks:

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation, which could result in a loss to the Fund. The Fund may invest in securities that are rated in the lowest investment grade category. Issuers of these securities are more vulnerable to changes in economic conditions than issuers of higher-grade securities. As a result of the credit profile of the borrowers and the interest rates on the Fund’s investment in loans, the delinquency and default experience on these instruments may be significantly higher than those experienced by financial products arising from traditional sources of lending. Shareholders are urged to consider the highly risky nature of the credit quality of the Fund’s investment in loans when analyzing an investment in the Shares.

High Yield Securities/Junk Bond Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

High Yield Securities/Junk Bond Risk. The Fund may invest in high yield securities, also known as “junk bonds.” High yield securities are not considered to be investment grade. High yield securities may provide greater income and opportunity for gain, but entail greater risk of loss of principal. High yield securities are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. The market for high yield securities is generally less active than the market for higher quality securities. This may limit the ability of the Fund to sell high yield securities at the price at which it is being valued for purposes of calculating NAV.

Government Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Government Risk. The U.S. government’s guarantee of ultimate payment of principal and timely payment of interest on certain U.S. government securities owned by the Fund does not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate. In addition, securities issued by Freddie Mac, Fannie Mae and Federal Home Loan Banks are not obligations of, or insured by, the U.S. Government. If a U.S. government agency or instrumentality in which the Fund invests defaults and the U.S. government does not stand behind the obligation, the Fund’s share price could fall. All U.S. government obligations are subject to interest rate risk.

SOFR Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SOFR Risk. The Secured Overnight Financing Rate (“SOFR”) is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from the London Interbank Offered Rate (“LIBOR”). LIBOR was intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It was a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

Sovereign Obligation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Sovereign Obligation Risk. Investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt may be more volatile than prices of U.S. debt obligations. In the past, certain emerging markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest, and declared moratoria on the payment of principal and interest on their sovereign debts.

Fraud Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fraud Risk. The Fund is subject to the risk of fraudulent activity associated with the various parties involved in the Fund’s lending, including the platforms, banks, borrowers and third parties handling borrower and investor information. A platform’s resources, technologies and fraud prevention tools may be insufficient to accurately detect and prevent fraud. High profile fraudulent activity or significant increases in fraudulent activity could lead to regulatory intervention, negatively impact operating results, brand and reputation and lead the defrauded platform to take steps to reduce fraud risk, which could increase costs.

Funding Bank Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Funding Bank Risk. Multiple banks may originate loans for lending platforms. If such a bank were to suspend, limit or cease its operations or a platform’s relationship with a bank were to otherwise terminate, such platform would need to implement a substantially similar arrangement with another funding bank, obtain additional state licenses or curtail its operations. The Fund is dependent on the continued success of the platforms that originate the Fund’s investment in loans. If such platforms were unable or impaired in their ability to operate their lending business, the Adviser may be required to seek alternative sources of investments (e.g., loans originated by other platforms), which could adversely affect the Fund’s performance and/or prevent the Fund from pursuing its investment objective and strategies.

Geographic Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Geographic Concentration Risk. The Fund is not subject to any geographic restrictions when investing in loans and therefore could be concentrated in a particular state or region. A geographic concentration of the Fund’s investment in loans may expose the Fund to an increased risk of loss due to risks associated with certain regions. In the event that a significant portion of the pool of the Fund’s investment in loans is comprised of loans owed by borrowers resident or operating in certain states, economic conditions, localized weather events, environmental disasters, natural disasters or other factors affecting these states in particular could adversely impact the delinquency and default experience of the loans and could impact Fund performance. Further, the concentration of the loans in one or more states would have a disproportionate effect on the Fund if governmental authorities in any of those states took action against the platforms lending in such states.

Information Technology Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Information Technology Risk. Certain of the Fund’s investment in loans are originated and documented in electronic form and there are generally no tangible written documents evidencing such loans or any payments owed thereon. Because the Fund relies on electronic systems maintained by the custodian, a third party and/or the platforms to maintain records and evidence ownership of such loans and to service and administer loans (as applicable) it is susceptible to risks associated with such electronic systems. These risks include, among others: power loss, computer systems failures and Internet, telecommunications or data network failures; operator negligence or improper operation by, or supervision of, employees; physical and electronic loss of data or security breaches, misappropriation and similar events; computer viruses; cyber attacks, intentional acts of vandalism and similar events; and hurricanes, fires, floods and other natural disasters.

In addition, platforms rely on software that is highly technical and complex and depend on the ability of such software to store, retrieve, process and manage immense amounts of data. Any errors, bugs or defects discovered in the software on which a platform relies could negatively impact operations of the platform and the ability of the platform to perform its obligations with respect to the loans originated by the platform. The electronic systems on which platforms rely may be subject to cyber attacks that could result, among other things, in data breaches and the release of confidential information and thus expose the platform to significant liability. A security breach could also irreparably damage a platform’s reputation and thus its ability to continue to operate its business.

The Adviser is also reliant on information technology to facilitate the loan acquisition process. Any failure of such technology could have a material adverse effect on the ability of the Adviser to acquire loans and therefore may impact the performance of the Fund. Any delays in receiving the data provided by such technology could also impact, among other things, the valuation of the portfolio of loans.

Investments in Platforms Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Platforms Risk. The platforms in which the Fund may invest may have a higher risk profile and be more volatile than companies engaged in lines of business with a longer, established history and such investments should be viewed as longer term investments. The Fund may invest in listed or unlisted equity securities of platforms or make loans directly to the platforms. Investments in unlisted equity securities, by their nature, generally involve a higher degree of valuation and performance uncertainties and liquidity risks than investments in listed equity securities. The companies of unlisted securities, in comparison to companies of listed securities, may:

●	have shorter operating histories and a smaller market share, rendering them more vulnerable to competitors’ actions and market conditions, as well as general economic downturns;
●	often operate at a financial loss;
●	be more likely to depend on the management talents and efforts of a small group of persons and the departure of any such persons could have a material adverse impact on the business and prospects of the company; and
●	generally have less predictable operating results and require significant additional capital to support their operations, expansion or competitive position.

Illiquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Illiquidity Risk. Alternative Credit investments generally have a maturity between six months to five years. Investors acquiring Alternative Credit investments and other Alternative Credit Instruments directly through platforms and hoping to recoup their entire principal must generally hold their loans through maturity. Alternative Credit investments and other Alternative Credit Instruments may not be registered under the Securities Act, and are not listed on any securities exchange. Accordingly, those Alternative Credit Instruments may not be transferred unless they are first registered under the Securities Act and all applicable state or foreign securities laws or the transfer qualifies for exemption from such registration. A reliable secondary market has yet to develop, nor may one ever develop, for Alternative Credit investments and such other Alternative Credit Instruments and, as such, these investments should be considered illiquid. Until an active secondary market develops, the Fund intends to primarily hold its Alternative Credit investments until maturity. The Fund may not be able to sell any of its Alternative Credit Instruments even under circumstances when the Adviser believes it would be in the best interests of the Fund to sell such investments. In such circumstances, the overall returns to the Fund from its Alternative Credit Instruments may be adversely affected. Moreover, certain Alternative Credit Instruments are subject to certain additional significant restrictions on transferability. Although the Fund may attempt to increase its liquidity by borrowing from a bank or other institution, its assets may not readily be accepted as collateral for such borrowing.

The Fund may also invest without limitation in securities that, at the time of investment, are illiquid, as determined by using the SEC’s standard applicable to registered investment companies (i.e., securities that cannot be disposed of by the Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities). The Fund may also invest in restricted securities. Investments in restricted securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase these securities.

Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Illiquid and restricted securities may also be more difficult to value, especially in challenging markets.

Limited Operating History of Platforms Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Operating History of Platforms Risk. Many of the platforms, and alternative credit in general, are in the early stages of development and have a limited operating history. As a result, there is a lack of significant historical data regarding the performance of Alternative Credit and the long term outlook of the industry is uncertain. In addition, because Alternative Credit investments are originated using a lending method on a platform that has a limited operating history, borrowers may not view or treat their obligations on such loans as having the same significance as loans from traditional lending sources, such as bank loans. The success of a platform is partially dependent upon payments being made by the borrowers of loan originated by the platform. Any increase in default rates on a platform’s loans could adversely affect the platform’s profitability and, therefore, the Fund’s investments in the platform.

Market Discount [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Discount. Common stock of closed-end funds frequently trades at a discount from its NAV. This risk may be greater for investors selling their shares in a relatively short period of time after completion of the initial offering. The Fund’s Common Shares may trade at a price that is less than the initial offering price. This risk would also apply to the Fund’s investments in closed-end funds.

Alternative Credit and Pass-Through Notes Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Alternative Credit and Pass-Through Notes Risk. Alternative Credit Instruments are generally not rated and constitute a highly risky and speculative investment, similar to an investment in “junk” bonds. There can be no assurance that payments due on underlying Alternative Credit investments will be made. The Shares therefore should be purchased only by investors who could afford the loss of the entire amount of their investment.

A substantial portion of the Alternative Credit in which the Fund may invest will not be secured by any collateral, will not be guaranteed or insured by a third party and will not be backed by any governmental authority. Accordingly, the platforms and any third-party collection agencies will be limited in their ability to collect on defaulted Alternative Credit. With respect to Alternative Credit secured by collateral, there can be no assurance that the liquidation of any such collateral would satisfy a borrower’s obligation in the event of a default under its Alternative Credit.

Furthermore, Alternative Credit may not contain any cross-default or similar provisions. To the extent an Alternative Credit investment does not contain a cross-default provision, the loan will not be placed automatically in default upon that borrower’s default on any of the borrower’s other debt obligations, unless there are relevant independent grounds for a default on the loan. In addition, the Alternative Credit investment will not be referred to a third-party collection agency for collection because of a borrower’s default on debt obligations other than the Alternative Credit investment. If a borrower first defaults on debt obligations other than the Alternative Credit investment, the creditors to such other debt obligations may seize the borrower’s assets or pursue other legal action against the borrower, which may adversely impact the ability to recoup any principal and interest payments on the Alternative Credit investment if the borrower subsequently defaults on the loan. In addition, an operator of a platform is generally not required to repurchase Alternative Credit investments from a lender except under very narrow circumstances, such as in cases of verifiable identity fraud by the borrower.

Borrowers may seek protection under federal bankruptcy law or similar laws. If a borrower files for bankruptcy (or becomes the subject of an involuntary petition), a stay will go into effect that will automatically put any pending collection actions on hold and prevent further collection action absent bankruptcy court approval. Whether any payment will ultimately be made or received on an Alternative Credit investment after bankruptcy status is declared depends on the borrower’s particular financial situation and the determination of the court.

As Pass-Through Notes generally are pass-through obligations of the operators of the lending platforms, and are not direct obligations of the borrowers under the underlying Alternative Credit investment originated by such platforms, holders of certain Pass-Through Notes are exposed to the credit risk of the operator. An operator that becomes subject to bankruptcy proceedings may be unable to make full and timely payments on its Pass-Through Notes even if the borrowers of the underlying Alternative Credit investment timely make all payments due from them. There may be a delay between the time the Fund commits to purchase a Pass-Through Note and the issuance of such note and, during such delay, the funds committed to such an investment will not be available for investment in other Alternative Credit Instruments. Because the funds committed to an investment in Pass-Through Notes do not earn interest until the issuance of the note, the delay in issuance will have the effect of reducing the effective rate of return on the investment.

Mortgage-Backed Securities Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Mortgage-Backed Securities Risks. Mortgage-backed securities represent participation interests in pools of residential mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders. The Fund invests in mortgage-backed securities and is subject to the following risks.

Credit and Market Risks of Mortgage-Backed Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit and Market Risks of Mortgage-Backed Securities. The mortgage loans or the guarantees underlying mortgage-backed securities may default or otherwise fail leading to non-payment of interest and principal.

Collateralized Mortgage Obligations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Collateralized Mortgage Obligations. There are certain risks associated specifically with CMOs. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities, which utilize estimates of future economic conditions. These estimates may vary from actual future results, particularly during periods of extreme market volatility. CMOs issued by private entities are not guaranteed by any government agency; if the collateral securing the CMO, as well as any third party credit support or guarantees, is insufficient to make payment, the holder could sustain a loss.

Market Events Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Events Risks. The Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, financial institution instability, trade disruption, recessions or other events or adverse investor sentiment or other political, regulatory, and market developments (including the threatened or actual imposition of tariffs, restrictions on foreign investment and currency repatriation) that impact specific economic sectors, industries or segments of the market. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could impact the creditworthiness of the U.S. and could impact the liquidity of the U.S. government securities markets and ultimately the Fund. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets.

Additionally, various countries have seen significant internal conflicts and, in some cases, civil wars may have had an adverse impact on the securities markets of the countries concerned. In addition, the occurrence of new disturbances due to acts of war or terrorism or other political developments cannot be excluded. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political, regulatory or social instability or uncertainty or diplomatic developments, including the imposition of sanctions or other similar measures, could adversely affect the Fund’s investments.

The impairment or failure of one or more banks with whom the Fund transacts may inhibit the Fund’s ability to access depository accounts. In such cases, the Fund may be forced to delay or forgo investments, resulting in lower Fund performance. In the event of such a failure of a banking institution where the Fund holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Fund may not recover such excess, uninsured amounts.

Recently, the United States has enacted or proposed to enact significant new tariffs, and various federal agencies have been directed to further evaluate key aspects of U.S. trade policy, which could potentially lead to significant changes to current policies, treaties, and tariffs. There continues to exist significant uncertainty about the future relationship between the U.S. and other countries with respect to such trade policies, treaties and tariffs. These developments, or the perception that any of them could occur, may have a material adverse effect on global trade, in particular, trade between the impacted nations and the U.S.; global financial markets’ stability; and global economic conditions. These events could, in turn, adversely affect the Fund’s performance.

Additionally, climate change poses long-term threats to physical and biological systems. Potential hazards and risks related to climate change for a State or municipality include, among other things, wildfires, rising sea levels, more severe coastal flooding and erosion hazards, and more intense storms. Storms in recent years have demonstrated vulnerabilities in a State’s or municipality’s infrastructure to extreme weather events. Climate change risks, if they materialize, can adversely impact a State’s or municipality’s financial plan in current or future years. In addition, economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. A rise in sea levels, an increase in powerful windstorms and/or a climate-driven increase in sea levels or flooding could cause coastal properties to lose value or become unmarketable altogether. Economists warn that, unlike previous declines in the real estate market, properties in affected coastal zones may not ever recover their value. Large wildfires driven by high winds and prolonged drought may devastate businesses and entire communities and may be very costly to any business found to be responsible for the fire. Regulatory changes and divestment movements tied to concerns about climate change could adversely affect the value of certain land and the viability of industries whose activities or products are seen as accelerating climate change.

These losses could adversely affect the bonds of municipalities that depend on tax or other revenues and tourist dollars generated by affected properties, and insurers of the property and/or of municipal securities. Since property and security values are driven largely by buyers’ perceptions, it is difficult to know the time period over which these market effects might unfold.

Platform Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Platform Concentration Risk. The Fund may invest 25% or more of its Managed Assets in Alternative Credit originated from one or a limited number of platform(s). A concentration in select platforms may subject the Fund to increased dependency and risks associated with those platforms than it would otherwise be subject to if it were more broadly diversified across a greater number of platforms. The Fund’s concentration in certain platforms may expose it to increased risk of default and loss on the Alternative Credit in which it invests through such platforms if such platforms have, among other characteristics, lower borrower credit criteria or other minimum eligibility requirements, or have deficient procedures for conducting credit and interest rate analyses as part of their loan origination processes, relative to other platforms. In addition, the fewer platforms through which the Fund invests, the greater the risks associated with those platforms changing their arrangements will become.

Preferred Stock Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Preferred Stock Risk. Preferred stock is subject to many of the risks associated with debt securities, including interest rate risk. In addition, preferred stocks may not pay dividends, an issuer may suspend payment of dividends on U.S. preferred stock at any time, and in certain situations an issuer may call or redeem its preferred stock or convert it to common stock. Declining common stock values may also cause the value of the Fund’s investments in preferred stock to decline.

Prepayment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Prepayment Risk. Borrowers may decide to prepay all or a portion of the remaining principal amount due under a borrower loan at any time without penalty (unless the underlying loan agreements provide for prepayment penalties as may be the case in certain non-consumer Alternative Credit). In the event of a prepayment of the entire remaining unpaid principal amount of a loan, the Fund will receive such prepayment amount, but further interest will not accrue on the loan after the principal has been paid in full. If the borrower prepays a portion of the remaining unpaid principal balance, interest will cease to accrue on such prepaid portion, and the Fund will not receive all of the interest payments that the Adviser may have originally expected to receive on the loan.

Private Investment Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Investment Funds Risk. The Fund, as a direct and indirect holder of securities issued by private investment funds, will bear a pro rata share of the vehicles’ expenses, including management and performance fees. The performance fees charged by certain private investment funds may create an incentive for its manager to make investments that are riskier and/or more speculative than those it might have made in the absence of a performance fee. Furthermore, private investment funds are subject to specific risks, depending on the nature of the vehicle, and also may employ leverage such that their returns are more than one times that of their benchmark which could amplify losses suffered by the Fund when compared to unleveraged investments. Shareholders of the private investment fund are not entitled to the protections of the 1940 Act.

Real Estate Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Real Estate Investment Risk. The Fund invests in Real Estate Companies, such as REITs, which expose investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which Real Estate Companies are organized and operated. Real estate is highly sensitive to general and local economic conditions and developments and is characterized by intense competition and periodic overbuilding. Many Real Estate Companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and the risk normally associated with debt financing, and could potentially increase the Fund’s losses. Rising interest rates could result in higher costs of capital for Real Estate Companies, which could negatively affect a Real Estate Company’s ability to meet its payment obligations or its financing activity and could decrease the market prices for REITs and for properties held by such REITs. In addition, to the extent a Real Estate Company has its own expenses, the Fund (and indirectly, its shareholders) will bear its proportionate share of such expenses. Real Estate Companies may be subject to concentration risk, interest rate risk, leverage risk, illiquidity risk and regulatory risks associated with applicable domestic and foreign laws.

Regulatory and Other Risks Associated with Platforms and Alternative Credit [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Regulatory and Other Risks Associated with Platforms and Alternative Credit. The lending industry is highly regulated and the alternative lending-related securities in which the Fund invests are subject to extensive rules and regulations issued by governmental authorities in each of the jurisdictions in which the Fund invests. These authorities also may impose obligations and restrictions on the platforms’ activities or those of other entities involved in the alternative lending process.

The platforms through which alternative credit is originated are subject to various statutes, rules and regulations issued by federal, state, and local government authorities. Platforms are also subject to laws relating to electronic commerce and transfer of funds in conducting business electronically. A failure to comply with the applicable laws, rules and regulations may, among other things, subject the platform or its related entities to certain registration requirements with government authorities and result in the payment of any penalties and fines; result in the revocation of their licenses; cause the loan contracts originated by the platform to be voided or otherwise impair the enforcement of such loans; and subject them to potential civil and criminal liability, class action lawsuits and/or administrative or regulatory enforcement actions. Any of the foregoing could have a material adverse effect on a platform’s financial condition, results of operations or ability to perform its obligations with respect to its lending business or could otherwise result in modifications in the platform’s methods of doing business, which could impair the platform’s ability to originate or service alternative credit or collect on alternative credit.

The evolving nature of the platforms’ respective business models may complicate their ability to determine the applicability of, and to effect compliance with, such requirements. The regulatory environment applicable to platforms and their related entities may be subject to periodic changes. Any such changes could have an adverse effect on the platforms’ and related entities’ costs and ability to operate. The platforms could seek to pass through any increase in their costs to their borrowers or investors, such as the Fund, in the form of higher origination or servicing fees.

Increased reporting, registration, and compliance requirements may divert the attention of personnel and the management team of the Adviser, and may furthermore place the Fund at a competitive disadvantage to the extent that the Adviser or companies in which the Fund invests are required to disclose sensitive business information. The Fund will be required to bear the Fund’s expenses relating to compliance-related matters and regulatory filings, which are likely to be material, including on a cumulative basis over the life of the Fund.

Risk of Adverse Market and Economic Conditions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risk of Adverse Market and Economic Conditions. Alternative Credit default rates, and Alternative Credit generally, may be significantly affected by economic downturns or general economic conditions beyond the control of any borrowers. In particular, default rates on Alternative Credit may increase due to factors such as prevailing interest rates, the rate of unemployment, the level of consumer confidence, residential real estate values, the value of the U.S. dollar, energy prices, changes in consumer spending, the number of personal bankruptcies, disruptions in the credit markets and other factors. A significant downturn in the economy could cause default rates on Alternative Credit to increase. A substantial increase in default rates, whether due to market and economic conditions or otherwise, could adversely impact the viability of the overall alternative credit industry.

Risks of Concentration in the Financials Sector [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Concentration in the Financials Sector. A fund concentrated in a single industry or group of industries is likely to present more risks than a fund that is broadly diversified over several industries or groups of industries. Compared to the broad market, an individual sector may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock or regulatory changes. Thus, the Fund’s concentration in securities of companies within industries in the financial sector may make it more susceptible to adverse economic or regulatory occurrences affecting this sector, such as changes in interest rates, loan concentration and competition.

Risk of Inadequate Guarantees and/or Collateral of Alternative Credit [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risk of Inadequate Guarantees and/or Collateral of Alternative Credit. To the extent that the obligations under an Alternative Credit investment are guaranteed by a third-party, there can be no assurance that the guarantor will perform its payment obligations should the underlying borrower to the loan default on its payments. Similarly, to the extent an Alternative Credit investment is secured, there can be no assurance as to the amount of any funds that may be realized from recovering and liquidating any collateral or the timing of such recovery and liquidation and hence there is no assurance that sufficient funds (or, possibly, any funds) will be available to offset any payment defaults that occur under the Alternative Credit investment. In addition, if it becomes necessary to recover and liquidate any collateral with respect to a secured Alternative Credit investment, it may be difficult to sell such collateral and there will likely be associated costs that would reduce the amount of funds otherwise available to offset the payments due under the loan. If a borrower of a secured Alternative Credit investment enters bankruptcy, an automatic stay of all proceedings against such borrower’s property will be granted. This stay will prevent any recovery and liquidation of the collateral securing such loan, unless relief from the stay can be obtained from the bankruptcy court. There is no guarantee that any such relief will be obtained. Significant legal fees and costs may be incurred in attempting to obtain relief from a bankruptcy stay from the bankruptcy court and, even if such relief is ultimately granted, it may take several months or more to obtain.

Risk of Regulation as an Investment Company or an Investment Adviser [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risk of Regulation as an Investment Company or an Investment Adviser. If platforms or any related entities are required to register as investment companies under the 1940 Act or as investment advisers under the Advisers Act, their ability to conduct business may be materially adversely affected, which may result in such entities being unable to perform their obligations with respect to their Alternative Credit investments, including applicable indemnity, guaranty, repurchasing and servicing obligations, and any contracts entered into by a platform or related entity while in violation of the registration requirements may be voidable.

Risks Associated with Recent Events in the Alternative Credit Industry [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Associated with Recent Events in the Alternative Credit Industry. The alternative credit industry is heavily dependent on investors for liquidity and at times during the recent past, there has been some decreasing interest from institutional investors in purchasing Alternative Credit (due both to yield and performance considerations as well as reactions to platform and industry events described below), causing some platforms to increase rates. In addition, there is concern that a weakening credit cycle could stress servicing of Alternative Credit and result in significant losses.

There has been increased regulatory scrutiny of the Alternative Credit industry, including in white papers issued by the U.S. Department of the Treasury and the OCC and in state investigations into Alternative Credit platforms. In addition, an increasing number of lawsuits have been filed in various states alleging that Alternative Credit platforms are the true lenders and not the funding banks. It is possible that litigation or regulatory actions may challenge funding banks’ status as a loan’s true lender, and if successful, platform operators or loan purchasers may become subject to state licensing and other consumer protection laws and requirements. If the platform operators or subsequent assignees of the loans were found to be the true lender of the loans, the loans could be void or voidable or subject to rescission or reduction of principal or interest paid or to be paid in whole or in part or subject to damages or penalties.

Servicer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Servicer Risk. The Fund expects that all of its direct and indirect investments in loans originated by alternative credit platforms will be serviced by a platform or a third-party servicer. However, the Fund’s investments could be adversely impacted if a platform that services the Fund’s investments becomes unable or unwilling to fulfill its obligations to do so. In the event that the servicer is unable to service the loans, there can be no guarantee that a backup servicer will be able to assume responsibility for servicing the loans in a timely or cost-effective manner; any resulting disruption or delay could jeopardize payments due to the Fund in respect of its investments or increase the costs associated with the Fund’s investments. If the servicer becomes subject to a bankruptcy or similar proceeding, there is some risk that the Fund’s investments could be re-characterized as secured loans from the Fund to the platform, which could result in uncertainty, costs and delays from having the Fund’s investment deemed part of the bankruptcy estate of the platform, rather than an asset owned outright by the Fund. To the extent the servicer becomes subject to a bankruptcy or similar proceeding, there is a risk that substantial losses will be incurred by the Fund.

Small and Mid-Capitalization Investing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Small and Mid-Capitalization Investing Risk. The Fund may gain exposure to the securities of small capitalization companies, mid-capitalization companies and recently organized companies. For example, the Fund may invest in securities of alternative credit platforms or may gain exposure to other small capitalization, mid-capitalization and recently organized companies through investments in the borrowings of such companies facilitated through an alternative credit platform.

Historically, such investments, and particularly investments in smaller capitalization companies, have been more volatile in price than those of larger capitalized, more established companies.

SME Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SME Loans Risk. The businesses of SME loan borrowers may not have steady earnings growth, may be operated by less experienced individuals, may have limited resources and may be more vulnerable to adverse general market or economic developments, among other concerns, which may adversely affect the ability of such borrowers to make principal and interest payments on the SME loans. Certain SMEs may be unable to effectively access public equity or debt markets. The average interest rate charged to, or required of, such obligors generally is higher than that charged by commercial banks and other institutions providing traditional sources of credit or that set by the debt market. These traditional sources of credit typically impose more stringent credit requirements than the loans provided by certain platforms through which the Fund may make its investments.

Specialty Finance and Other Financial Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Specialty Finance and Other Financial Companies Risk. The profitability of specialty finance and other financial companies is largely dependent upon the availability and cost of capital funds, and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. Any impediments to a specialty finance or other financial company’s access to capital markets, such as those caused by general economic conditions or a negative perception in the capital markets of the company’s financial condition or prospects, could adversely affect such company’s business. From time to time, severe competition may also affect the profitability of specialty finance and other financial companies.

Specialty finance and other financial companies are subject to rapid business changes, significant competition, value fluctuations due to the concentration of loans in particular industries significantly affected by economic conditions (such as real estate or energy) and volatile performance based upon the availability and cost of capital and prevailing interest rates. In addition, credit and other losses resulting from the financial difficulties of borrowers or other third parties potentially may have an adverse effect on companies in these industries. Credit losses or mergers, acquisitions, or bankruptcies of financial firms could make it difficult for specialty finance and other financial companies to obtain financing on favorable terms or at all, which would seriously affect the profitability of such firms. Furthermore, accounting rule changes, including with respect to the standards regarding the valuation of assets, consolidation in the financial industry and additional volatility in the stock market have the potential to significantly impact specialty finance companies as well.

Specialty finance and other financial companies in general are subject to extensive governmental regulation, which may change frequently. Regulatory changes could cause business disruptions or result in significant loss of revenue to companies in which the Fund invests, and there can be no assurance as to the actual impact that these laws and their regulations will have on the financial markets and the Fund’s investments in specialty finance and other financial companies. Specialty finance and other financial companies in a given country may be subject to greater governmental regulation than many other industries, and changes in governmental policies and the need for regulatory approval may have a material effect on the services offered by companies in the financial services industry. Governmental regulation may limit both the financial commitments banks can make, including the amounts and types of loans, and the interest rates and fees they can charge. In addition, governmental regulation in certain foreign countries may impose interest rate controls, credit controls and price controls.

Under current regulations of the SEC, the Fund may not invest more than 5% of its total assets in the securities of any company that derives more than 15% of its gross revenues from securities brokerage, underwriting or investment management activities. In addition, the Fund may not acquire more than 5% of the outstanding equity securities, or more than 10% of the outstanding principal amount of debt securities, of any such company. This may limit the Fund’s ability to invest in certain specialty finance and other financial companies.

Banks may invest and operate in an especially highly regulated environment and are subject to extensive supervision by numerous federal and state regulatory agencies including, but not limited to, the Federal Reserve Board, the Federal Deposit Insurance Corporation and state banking authorities. Changes in regulations and governmental policies and accounting principles could adversely affect the business and operations of banks in which the Fund invests.

Savings institutions frequently have a large proportion of their assets in the form of loans and securities secured by residential real estate. As a result, the financial condition and results of operations of such savings institutions would likely be affected by the conditions in the residential real estate markets in the areas in which these savings institutions do business.

Leasing companies can be negatively impacted by changes in tax laws which affect the types of transactions in which such companies engage.

The performance of the Fund’s investments in insurance companies will be subject to risk from several additional factors. The earnings of insurance companies will be affected by, in addition to general economic conditions, pricing (including severe pricing competition from time to time), claims activity and marketing competition. Insurance companies are subject to extensive governmental regulation, including the imposition of maximum rate levels, which may not be adequate for some lines of business. Proposed or potential anti-trust or tax law changes also may affect adversely insurance companies’ policy sales, tax obligations and profitability.

SPAC Risks. SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less an amount to cover expenses) in U.S. government securities, money market fund securities and cash. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Accordingly, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Certain SPACs may seek acquisitions only in limited industries or regions, which may increase the volatility of their prices. If an acquisition that meets the requirements for the SPAC are not completed within a predetermined period of time, the invested funds are returned to the entity’s shareholders. Investments in SPACs may be illiquid and/or be subject to restrictions on resale. To the extent the SPAC is invested in cash or similar securities, this may impact a Fund’s ability to meet its investment objective.

The officers and directors of a SPAC may operate multiple SPACs and could have conflicts of interest in determining to which SPAC a particular business opportunity should be presented. In such circumstances, there can be no assurance that a given business opportunity would be presented to the SPAC in which the Fund holds an investment.

Student Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Student Loans Risk. In general, the repayment ability of borrowers of student loans, as well as the rate of prepayments on student loans, may be influenced by a variety of economic, social, competitive and other factors, including changes in interest rates, the availability of alternative financings, regulatory changes affecting the student loan market and the general economy. For instance, certain student loans may be made to individuals who generally have higher debt burdens than other individual borrowers (such as students of post-secondary programs). The effect of the foregoing factors is impossible to predict.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation Risk. Many of the Fund’s investments may be difficult to value. Where market quotations are not readily available or deemed unreliable, the Fund will value such investments in accordance with fair value procedures adopted by the Board of Directors. Valuation of illiquid investments may require more research than for more liquid investments. In addition, elements of judgment may play a greater role in valuation in such cases than for investments with a more active secondary market because there is less reliable objective data available. An instrument that is fair valued may be valued at a price higher or lower than the value determined by other funds using their own fair valuation procedures. Prices obtained by the Fund upon the sale of such investments may not equal the value at which the Fund carried the investment on its books, which would adversely affect the NAV of the Fund.

Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax Risk. The treatment of Alternative Credit and other Alternative Credit Instruments for tax purposes is uncertain. In addition, changes in tax laws or regulations, or interpretations thereof, in the future could adversely affect the Fund, including its ability to qualify as a regulated investment company, or the participants in the alternative credit industry. Investors should consult their tax advisors as to the potential tax treatment of Shareholders.

The Fund intends to elect to be treated as a regulated investment company for federal income tax purposes. In order to qualify for such treatment, the Fund will need to meet certain organization, income, diversification and distribution tests. The Fund has adopted policies and guidelines that are designed to enable the Fund to meet these tests, which will be tested for compliance on a regular basis for the purposes of being treated as a regulated investment company for federal income tax purposes. However, some issues related to qualification as a regulated investment company are open to interpretation. For example, the Fund intends to primarily invest in whole loans originated by alternative credit platforms. The Fund has taken the position that the issuer of such loans will be the identified borrowers in the loan documentation. The IRS, however, could disagree and successfully assert that the alternative credit platforms should be viewed as the issuer of the loans. If the IRS prevailed, the Fund would need to determine whether treating the alternative credit platforms as the issuer would cause the Fund to fail the regulated investment company diversification tests. If, for any taxable year, the Fund did not qualify as a regulated investment company for U.S. federal income tax purposes, it would be treated as a U.S. corporation subject to U.S. federal income tax at the Fund level, and possibly state and local income tax, and distributions to shareholders would not be deductible by the Fund in computing its taxable income.

Anti-Takeover Provisions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Anti-Takeover Provisions. Maryland law and the Fund’s Charter and Bylaws include provisions that could limit the ability of other entities or persons to acquire control of the Fund or to convert the Fund to open-end status, including the adoption of a staggered Board of Directors and the supermajority voting requirements. These provisions could deprive the shareholders of opportunities to sell their Common Shares at a premium over the then current market price of the Common Shares or at NAV.

Artificial Intelligence [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Artificial Intelligence. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. As the use of technology grows, liquidity and market movements may be affected. As artificial intelligence is used more widely, the profitability and growth of Fund holdings may be impacted, which could significantly impact the overall performance of the Fund. This risk has been added since the prior disclosure date.

Controlling Shareholder Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Controlling Shareholder Risk. The Shares may be held by a Shareholder, such as a RiverNorth Fund, or a group of Shareholders that may own a significant percentage of the Fund for an indefinite period of time. As long as a RiverNorth Fund holds a substantial amount of the Fund’s Shares, it may be able to exercise a controlling influence in matters submitted to a vote of Shareholders. The ability to exercise a controlling influence over the Fund may result in conflicts of interest because, among other things, the Adviser is the investment adviser of the Fund and each of the RiverNorth Funds.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cybersecurity Risk. A cybersecurity breach may disrupt the business operations of the Fund or its service providers. Cybersecurity breaches can result from both intentional and unintentional events, and a breach may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. Such events could result in regulatory penalties, reputational damage, additional compliance costs, and/or financial loss to the Fund.

Distribution Policy Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distribution Policy Risks. The Fund currently intends to make distributions to common shareholders on a monthly basis in an amount equal to 10% annually of the Fund’s NAV per Common Share. These fixed distributions are not related to the amount of the Fund’s net investment income or net realized capital gains. If, for any monthly distribution, net investment income and net realized capital gains were less than the amount of the distribution, the difference would be distributed from the Fund’s assets. The Fund’s distribution rate is not a prediction of what the Fund’s actual total returns will be over any specific future period.

A portion or all of any distribution of the Fund may consist of a return of capital. A return of capital represents the return of a shareholder’s original investment in the Common Shares and should not be confused with a dividend from profits and earnings. Such distributions are generally not treated as taxable income for the investor. Instead, shareholders will experience a reduction in the basis of their Common Shares, which may increase the taxable capital gain, or reduce capital loss, realized upon the sale of such Common Shares. Upon a sale of their Common Shares, shareholders generally will recognize capital gain or loss measured by the difference between the sale proceeds received by the shareholder and the shareholder’s federal income tax basis in the Common Shares sold, as adjusted to reflect return of capital. It is possible that a return of capital could cause a shareholder to pay a tax on capital gains with respect to Common Shares that are sold for an amount less than the price originally paid for them. Shareholders are advised to consult with their own tax advisers with respect to the tax consequences of their investment in the Fund. The Fund’s distribution policy may result in the Fund making a significant distribution in December of each year in order to maintain the Fund’s status as a regulated investment company. Depending upon the income of the Fund, such a year-end distribution may be taxed as ordinary income to investors.

Inflation/Deflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inflation/Deflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of Shares and distributions can decline. Deflation risk is the risk that prices throughout the economy decline over time - the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer defaults more likely, which may result in a decline in the value of the Fund’s portfolio.

Leverage Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage Risks. Leverage is a speculative technique that exposes the Fund to greater risk and increased costs than if it were not implemented. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. As a result, leverage may cause greater changes in the Fund’s NAV. The leverage costs may be greater than the Fund’s return on the underlying investments made from the proceeds of leverage. The Fund’s leveraging strategy may not be successful.

Liquidity Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity Risks. Although the Shares are listed on the NYSE, there might be no or limited trading volume in the Fund’s Shares. Moreover, there can be no assurance that the Fund will continue to meet the listing eligibility requirements of a national securities exchange. Accordingly, investors may be unable to sell all or part of their Shares in a particular timeframe. Shares in the Fund are therefore suitable only for investors that can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment. In addition, although the Fund conducts quarterly repurchase offers of its Shares, there is no guarantee that all tendered Shares will be accepted for repurchase or that Shareholders will be able to sell all of the Shares they desire in a quarterly repurchase offer. In certain instances, repurchase offers may be suspended or postponed.

Unlike open-end funds (commonly known as mutual funds) which generally permit redemptions on a daily basis, Shares will not be redeemable at an investor’s option (other than pursuant to the Fund’s repurchase policy, as defined below). The NAV of the Shares may be volatile. As the Shares are not traded, investors may not be able to dispose of their investment in the Fund no matter how poorly the Fund performs. The Fund is designed for long-term investors and not as a trading vehicle. Moreover, the Shares will not be eligible for “short sale” transactions or other directional hedging products.

Management Risk and Reliance on Key Personnel [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management Risk and Reliance on Key Personnel. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Adviser’s judgments about the attractiveness, value and potential appreciation of an alternative credit platform or individual security in which the Fund invests may prove to be incorrect. In addition, the implementation of the Fund’s investment strategies depends upon the continued contributions of certain key employees of the Adviser, some of whom have unique talents and experience and would be difficult to replace. The loss or interruption of the services of a key member of the portfolio management teams could have a negative impact on the Fund during the transitional period that would be required for a successor to assume the responsibilities of the position.

Potential Conflicts of Interest [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Potential Conflicts of Interest. The Adviser manages and/or advises other investment funds or accounts with the same or similar investment objectives and strategies as the Fund, and as a result, may face conflicts of interest regarding the implementation of the Fund’s strategy and allocation between funds and accounts. This may limit the Fund’s ability to take full advantage of the investment opportunity or affect the market price of the investment. The Adviser may also have incentives to favor one account over another due to different fees paid to such accounts. While the Adviser has adopted policies and procedures that address these potential conflicts of interest, there is no guarantee that the policies will be successful in mitigating the conflicts of interest that arise. In addition, the Fund’s use of leverage will increase the amount of fees paid to the Adviser, creating a financial incentive for the Adviser to leverage the Fund.

Regulation as Lender Risk. The loan industry is highly regulated and loans made through lending platforms are subject to extensive and complex rules and regulations issued by various federal, state and local government authorities. One or more regulatory authorities may assert that the Fund, when acting as a lender under the platforms, is required to comply with certain laws or regulations which govern the consumer or commercial (as applicable) loan industry. If the Fund were required to comply with additional laws or regulations, it would likely result in increased costs for the Fund and may have an adverse effect on its results or operations or its ability to invest in Alternative Credit and certain Alternative Credit Instruments.

Repurchase Policy Risks. Repurchases of Shares will reduce the amount of outstanding Shares and, thus, the Fund’s net assets. To the extent that additional Shares are not sold, a reduction in the Fund’s net assets may increase the Fund’s expense ratio (subject to the Adviser’s reimbursement of expenses) and limit the investment opportunities of the Fund.

If a repurchase offer is oversubscribed by Shareholders, the Fund will repurchase only a pro rata portion of the Shares tendered by each Shareholder. In addition, because of the potential for such proration, Shareholders may tender more Shares than they may wish to have repurchased in order to ensure the repurchase of a specific number of their Shares, increasing the likelihood that other Shareholders may be unable to liquidate all or a given percentage of their investment in the Fund. To the extent Shareholders have the ability to sell their Shares to the Fund pursuant to a repurchase offer, the price at which a Shareholder may sell Shares, which will be the NAV per Share most recently determined as of the last day of the offer, may be lower than the price that such Shareholder paid for its Shares.

The Fund may find it necessary to hold a portion of its net assets in cash or other liquid assets, sell a portion of its portfolio investments or borrow money in order to finance any repurchases of its Shares. The Fund may accumulate cash by holding back (i.e., not reinvesting or distributing to Shareholders) payments received in connection with the Fund’s investments, which could potentially limit the ability of the Fund to generate income. The Fund also may be required to sell its more liquid, higher quality portfolio investments to purchase Shares that are tendered, which may increase risks for remaining Shareholders and increase Fund expenses. Although most, if not all, of the Fund’s investments are expected to be illiquid and the secondary market for such investments is likely to be limited, the Fund believes it would be able to find willing purchasers of its investments if such sales were ever necessary to supplement such cash generated by payments received in connection with the Fund’s investments. However, the Fund may be required to sell such investments during times and at prices when it otherwise would not, which may cause the Fund to lose money. The Fund may also borrow money in order to meet its repurchase obligations. There can be no assurance that the Fund will be able to obtain financing for its repurchase offers. If the Fund borrows to finance repurchases, interest on any such borrowings will negatively affect Shareholders who do not tender their Shares in a repurchase offer by increasing the Fund’s expenses (subject to the Adviser’s reimbursement of expenses) and reducing any net investment income. The purchase of Shares by the Fund in a repurchase offer may limit the Fund’s ability to participate in new investment opportunities.

In the event a Shareholder chooses to participate in a repurchase offer, the Shareholder will be required to provide the Fund with notice of intent to participate prior to knowing what the repurchase price will be on the repurchase date. Although the Shareholder may have the ability to withdraw a repurchase request prior to the repurchase date, to the extent the Shareholder seeks to sell Shares to the Fund as part of a repurchase offer, the Shareholder will be required to do so without knowledge of what the repurchase price of the Shares will be on the repurchase date. It is possible that general economic and market conditions could cause a decline in the NAV per Share prior to the repurchase date.

Risks Associated with Additional Offerings [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Associated with Additional Offerings. There are risks associated with offerings of additional common or preferred shares of the Fund. The voting power of current shareholders will be diluted to the extent that current shareholders do not purchase shares in any future offerings of shares or do not purchase sufficient shares to maintain their percentage interest. In addition, the sale of shares in an offering may have an adverse effect on prices in the secondary market for the Fund’s shares by increasing the number of shares available, which may put downward pressure on the market price of the Fund’s Shares. These sales also might make it more difficult for the Fund to sell additional equity securities in the future at a time and price the Fund deems appropriate.

In the event any series of fixed rate preferred shares are issued and such shares are intended to be listed on an exchange, prior application will have been made to list such shares. During an initial period, which is not expected to exceed 30 days after the date of its initial issuance, such shares may not be listed on any securities exchange. During such period, the underwriters may make a market in such shares, although they will have no obligation to do so. Consequently, an investment in such shares may be illiquid during such period. Fixed rate preferred shares may trade at a premium to or discount from liquidation value.

There are risks associated with an offering of Rights (in addition to the risks discussed herein related to the offering of shares and preferred shares). Shareholders who do not exercise their rights may, at the completion of such an offering, own a smaller proportional interest in the Fund than if they exercised their rights. As a result of such an offering, a shareholder may experience dilution in NAV per share if the subscription price per share is below the NAV per share on the expiration date. In addition to the economic dilution described above, if a shareholder does not exercise all of their Rights, the shareholder will incur voting dilution as a result of the Rights offering. This voting dilution will occur because the shareholder will own a smaller proportionate interest in the Fund after the rights offering than prior to the Rights offering.

There is a risk that changes in market conditions may result in the underlying common shares or preferred shares purchasable upon exercise of Rights being less attractive to investors at the conclusion of the subscription period. This may reduce or eliminate the value of the Rights. If investors exercise only a portion of the rights, the number of shares issued may be reduced, and the shares may trade at less favorable prices than larger offerings for similar securities. Rights issued by the Fund may be transferable or non-transferable rights.

Secondary Market for the Common Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Secondary Market for the Common Shares. The issuance of shares of the Fund through the Fund’s dividend reinvestment plan (“Plan”) may have an adverse effect on the secondary market for the Fund’s shares. The increase in the number of outstanding shares resulting from the issuances pursuant to the Plan and the discount to the market price at which such shares may be issued, may put downward pressure on the market price for the shares. When the shares are trading at a premium, the Fund may also issue shares that may be sold through private transactions effected on the NYSE or through broker-dealers. The increase in the number of outstanding shares resulting from these offerings may put downward pressure on the market price for such shares.

Stockholder Activism [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Stockholder Activism

The Fund may in the future become the target of stockholder activism. Stockholder activism could result in substantial costs and divert management’s and the Board’s attention and resources from its business, and the Fund may incur substantial costs defending against such activism if management and the Board determine that the activist’s demands are not in the best interests of the Fund. Also, the Fund may be required to incur significant legal and other expenses related to any activist stockholder matters. Further, the Fund’s stock price could be subject to significant fluctuation or otherwise be adversely affected by the events, risks and uncertainties of any stockholder activism. This risk has been added since the prior disclosure date.

Equity Securities Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Equity Securities Risks. Equity securities are subject to general movements in the stock market, and a significant drop in the stock market may depress the price of securities to which the Fund may have exposure. Equity securities typically have greater price volatility than fixed-income securities. The market price of equity securities owned by the Fund may go down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally, particular industries represented by those markets, or factors directly related to a specific company, such as decisions made by its management.

Exchange-Traded Note Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Exchange-Traded Note Risks. The Fund may invest in ETNs, which are notes representing unsecured debt of the issuer. ETNs are typically linked to the performance of an index plus a specified rate of interest that could be earned on cash collateral. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index. ETNs typically mature 30 years from the date of issue. There may be restrictions on the Fund’s right to liquidate its investment in an ETN prior to maturity (for example, the Fund may only be able to offer its ETN for repurchase by the issuer on a weekly basis), and there may be limited availability of a secondary market.

Investment Company Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Company Risks. The Fund will incur higher and additional expenses when it invests in other investment companies such as ETFs. There is also the risk that the Fund may suffer losses due to the investment practices or operations of such other investment companies. To the extent that the Fund invests in one or more investment companies that concentrate in a particular industry, the Fund would be vulnerable to factors affecting that industry and the performance of such investment companies, and that of the Fund, may be more volatile than investment companies that do not concentrate in a particular industry. The investment companies in which the Fund invests are not subject to the Fund’s investment policies and restrictions.

The ETFs (and other index funds) in which the Fund may invest may not be able to replicate exactly the performance of the indices they track due to transactions costs and other expenses of the ETFs. ETFs may not be able to match or outperform their benchmarks. The Fund may be restricted by provisions of the 1940 Act that generally limit the amount the Fund and its affiliates can invest in any one investment company to 3% of such company’s outstanding voting stock. However, pursuant to exemptive orders issued by the SEC to various ETF fund sponsors, the Fund is permitted to invest in certain ETFs in excess of the limits set forth in the 1940 Act subject to the terms and conditions set forth in such exemptive orders.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Risk. The Fund’s share price and total return will vary in response to changes in interest rates. If rates increase, the value of the Fund’s investments generally will decline, as will the value of a shareholder’s investment in the Fund. Securities with longer maturities tend to produce higher yields, but are more sensitive to changes in interest rates and are subject to greater fluctuations in value. A rise in interest rates may negatively impact the Fund’s future income relating to leverage, as the Fund will be required to earn more income on its investments to recoup any increased costs of leverage.

Interest rates in the United States and many other countries have experienced significant volatility in recent periods and may continue to fluctuate. Changes in monetary policy, inflationary pressures, fiscal policy and other macroeconomic factors may cause interest rates to rise or fall of the Fund’s investment horizon, potentially rapidly and unpredictably. To the extent the Fund borrows money to finance its investments, the Fund’s performance will depend, in part, upon the difference between the rate at which it borrows funds and the rate at which it invests those funds. In periods of rising interest rates, the Fund’s cost of funds could increase, and in periods of falling interest rates, the Fund’s investment income could decrease. Adverse developments resulting from changes in interest rates could have a material adverse effect on the Fund’s financial condition and results.

In addition, a decline in the prices of the debt the Fund owns could adversely affect the Fund’s NAV. Changes in market interest rates could also affect the ability of operating companies in which the Fund invests to service debt, which could materially impact the Fund.

Common Shares [Member]
General Description of Registrant [Abstract]
Lowest Price or Bid	[8]	$ 14.51	$ 14.27	$ 14.28	$ 14.43	$ 14.55	$ 15.02	$ 15.14	$ 14.98	$ 15.00
Highest Price or Bid	[8]	14.78	15.07	14.89	14.83	15.63	15.39	15.56	15.44	15.79
Lowest Price or Bid, NAV	[9]	15.10	15.22	15.35	15.43	15.81	16.20	16.38	16.47	16.66
Highest Price or Bid, NAV	[9]	$ 15.20	$ 15.15	$ 15.43	$ 15.42	$ 16.15	$ 16.15	$ 16.55	$ 16.59	$ 16.97
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[10]	(2.76%)	(0.53%)	(3.50%)	(3.86%)	(3.22%)	(4.71%)	(5.98%)	(6.96%)	(6.93%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[10]	(3.91%)	(6.24%)	(6.97%)	(6.50%)	(7.97%)	(7.28%)	(7.57%)	(9.05%)	(9.96%)
Share Price		$ 14.62									$ 14.62
NAV Per Share		$ 15.07									$ 15.07
Latest Premium (Discount) to NAV [Percent]											(2.99%)
Credit Facility [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[11]	$ 0				$ 0				$ 7,500,000	$ 0	$ 0	$ 7,500,000	$ 1,000,000	$ 0	$ 11,500,000	$ 0	$ 0	$ 35,000,000	$ 0
Senior Securities Coverage per Unit	[13],[14]	$ 0				$ 0				$ 15,430	$ 0	$ 0	$ 15,430	$ 109,177	$ 0	$ 12,546	$ 0	$ 0	$ 9,621	$ 0
Preferred Stock Liquidating Preference		$ 0				$ 0				$ 0	0	0	0	0	0	0	0	0	0	0
Senior Securities Average Market Value per Unit	[15]										$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Series A Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[11]									$ 41,400,000			$ 41,400,000	$ 41,400,000	$ 41,400,000	$ 41,400,000	$ 41,400,000	$ 41,400,000	$ 41,400,000
Senior Securities Coverage per Unit	[13],[14]									$ 66			$ 66	$ 65	$ 65	$ 80	$ 86	$ 133	$ 182
Preferred Stock Liquidating Preference										$ 25.00			25.00	25.00	25.00	25.00	25.00	25.00	25.00
Senior Securities Average Market Value per Unit	[15]												$ 25.00	$ 25.00	$ 25.42	$ 25.25	$ 25.18	$ 25.22	$ 25.24

[1]	The applicable prospectus supplement to be used in connection with any sales of Common Shares or Preferred Shares will set forth any applicable sales load and the estimated offering expenses borne by the Fund under an Offering.
[2]	There will be no brokerage charges with respect to Common Shares issued directly by the Fund under the dividend reinvestment plan. You will pay brokerage charges in connection with Open-Market Purchases or if you direct the plan agent to sell your Common Shares held in a dividend reinvestment account.
[3]	The Fund has agreed to pay the Adviser a management fee payable on a monthly basis at the annual rate of 1.25% of the Fund’s average monthly Managed Assets for the service it provides. With leverage, Managed Assets are greater in amount than net assets, because Managed Assets include assets attributable to the Fund’s use of leverage. In addition, the mark-to-market value of the Fund’s derivatives will be used for purposes of calculating Managed Assets. The management fee of 1.25% of the Fund’s Managed Assets represents 1.25% of net assets attributable to Common Shares assuming the use of leverage in an amount of 0% of the Fund’s Managed Assets as of June 30, 2026.
[4]	“Leverage costs” are estimated to reflect actual leverage outstanding as of June 30, 2026 and estimated interest and associated costs. Actual leverage costs incurred in the future may be higher or lower as the actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of leverage and variations in market interest rates. See “Use of Leverage.”
[5]	The “Acquired fund fees and expenses” disclosed above are based on the expense ratios as of June 30, 2026 of the underlying funds in which the Fund has invested, which may change substantially over time and, therefore, significantly affect “Acquired fund fees and expenses.” These amounts are based on the total expense ratio disclosed in each underlying fund’s most recent shareholder report. “Acquired fund fees and expenses” are not charged directly to the Fund, but rather reflect the estimated pro rata portion of the underlying funds’ fees attributable to the Fund’s investments in shares of the underlying funds. The 0.04% shown as “Acquired fund fees and expenses” reflects estimated operating expenses of the underlying funds and transaction-related fees. Certain underlying funds in which the Fund invests generally charge a management fee of 0.50% to 1.20%, which are included in “Acquired fund fees and expenses,” as applicable. Acquired fund fees and expenses are borne indirectly by the Fund, but they are not reflected in the Fund’s financial statements; and the information presented in the table will differ from that presented in the Fund’s financial highlights.
[6]	Includes $1,016,089 of loan service fees in connection with the Fund’s investments in Alternative Credit Instruments as of June 30, 2026. Loan service fees relate to the Fund’s investment in Square Loans and are not related to any leverage expenses. The loan service fees are the cost associated with the originator’s ongoing collection and remittance of payments related to the Alternative Credit Instruments.
[7]	The example does not include sales load or estimated offering costs and considers the expense limitation only for the periods in which it is in effect. The example should not be considered a representation of future expenses. The example assumes that the estimated “Other expenses” set forth in the table are accurate and that all dividends and distributions are reinvested at NAV and that the Fund is engaged in leverage of 0% of Managed Assets, assuming interest and fees on leverage of 0%. The interest and fees on leverage is expressed as an interest rate and represents interest and fees payable on the BNP Credit Agreement (defined below). Actual expenses may be greater or less than those shown. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example.
[8]	Based on high and low closing market price for the respective quarter.
[9]	Based on the NAV calculated on the day of the high and low closing market prices, as applicable, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time).
[10]	Calculated based on the information presented.
[11]	Principal amount outstanding represents the principal amount owed by the Fund to lenders under credit facility arrangements in place at the time.
[12]	For the period September 22, 2016, commencement of operations, to June 30, 2017.
[13]	The asset coverage ratio for a class of senior securities representing stock is calculated as the Fund’s total assets, less all liabilities and indebtedness not represented by the Fund’s senior securities, divided by secured senior securities representing indebtedness plus the aggregate of the involuntary liquidation preference of secured senior securities which are stock. With respect to the Series A Preferred Stock, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding Preferred Stock (based on a liquidation preference of $25).
[14]	The asset coverage ratio for the Credit Facility is calculated by subtracting the Fund’s total liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness then outstanding, and then multiplying by $1,000.
[15]	Represents the average of the daily closing market price per share as reported on the NYSE during the respective period.